UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

Semi-Annual Report - Baird Funds

June 30, 2008

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Intermediate Bond Fund

June 30, 2008

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$448,060,037	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.45%	Investor Class:	0.55	%***
Investor Class:	5.20%	Portfolio Turnover Rate:****	29.4%
Average Effective Duration:	3.81 years	Total Number of Holdings:	285
Average Effective Maturity:	4.95 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2008.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Intermediate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2008	One Year	Five Years	Inception(1)
Baird Intermediate Bond Fund – Institutional Class Shares	4.99%	3.52%	5.70%
Baird Intermediate Bond Fund – Investor Class Shares	4.59%	3.24%	5.43%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	7.37%	3.49%	5.69%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2008.
(2)
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and 10 years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9%
Asset Backed Securities – 3.6%
$925,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$913,817
229,441	Amresco Residential
	Securities Mortgage Loan
	Trust, Series 1998-1, Class
	A6, 6.51%, 08/25/2027	225,649
75,631	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	75,495
7,294	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	7,043
573	Contimortgage Home
	Equity Trust,
	Series 1999-1, Class A7,
	6.97%, 12/25/2013	565
	Countrywide Asset-Backed
	Certificates:
2,215,000	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	1,245,485
2,200,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2026	2,197,892
4,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	3,662,920
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	304,844
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	1,245,504
	Delta Funding Home
	Equity Loan Trust:
95,589	Series 1997-2, Class A6,
	7.04%, 06/25/2027	95,575
76,737	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	74,279
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	532,714
	Discover Card
	Master Trust I:
150,000	Series 2003-4, Class A1,
	4.346%, 05/15/2011	149,605
175,000	Series 2005-2, Class A,
	4.266%, 04/17/2012	174,096
37,826	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	29,244
	GMAC Mortgage
	Corporation Loan Trust:
701,307	Series 2004-GH1, Class A2,
	4.39%, 12/25/2025	695,662
250,000	Series 2005-HE3, Class A2,
	3.526%, 02/25/2036	196,815
	Green Tree Financial
	Corporation:
1,010,003	Series 1998-2, Class A5,
	6.24%, 11/01/2016	963,269
71,208	Series 1993-4, Class A5,
	7.05%, 01/15/2019	69,735
1,312,483	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,181,205
486,598	Series 1998-4, Class A5,
	6.18%, 04/01/2030	437,038
1,081,594	Series 1999-3, Class A6,
	6.50%, 02/01/2031	1,081,577
85,247	IMC Home Equity Loan
	Trust, Series 1998-1, Class
	A6, 7.02%, 06/20/2029	85,119

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Asset Backed Securities – 3.6% (cont.)
$207,977	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	$180,531
21,960	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	20,192
182,317	Structured Asset Securities
	Corporation, Series
	2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	170,520
		16,016,390
Financial – 19.6%
875,000	Allfirst Financial, Inc.
	Subordinated Notes,
	6.875%, 06/01/2009	895,728
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	24,223
550,000	4.00%, 03/15/2011	511,470
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	595,974
500,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	470,779
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,381,838
635,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%, 07/15/2015	770,005
1,450,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,534,287
	Bank One Corporation
	Subordinated Notes:
180,000	6.00%, 02/17/2009	181,061
1,043,000	10.00%, 08/15/2010	1,123,359
125,000	Bank United Subordinated
	Notes, 8.00%, 03/15/2009	121,562
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Acquired 01/04/2006,
	06/01/2006, 10/11/2006,
	01/24/2007, 05/07/2007,
	09/21/2007 and 11/06/2007;
	Cost $500,456, $682,331,
	$417,508, $26,010,
	$52,079, $104,000 and
	$1,037,550, respectively)*	2,705,001
2,500,000	Banponce Trust I,
	8.327%, 02/01/2027
	(Callable 09/02/2008)	2,381,312
1,000,000	Bear Stearns Company, Inc.,
	6.40%, 10/02/2017	988,191
1,000,000	BOI Capital Funding No. 2,
	5.571%, 02/01/2049
	(Acquired 01/20/2006;
	Cost $1,000,000)* f	674,830
520,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	358,169
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	137,739
1,500,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	689,640
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	975,977
1,000,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,016,591

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 19.6% (cont.)
$1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005
	and 10/10/2007; Cost
	$276,398 and $1,555,065,
	respectively)*	$1,803,915
275,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f	290,937
1,900,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	1,691,654
416,065	First National Bank
	of Chicago Pass-Thru
	Certificates,
	8.08%, 01/05/2018	493,595
2,600,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,763,730
2,025,000	First Union Capital, Series
	A, 7.935%, 01/15/2027
	(Callable 09/02/2008)	2,044,924
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003;
	Cost $777,379)*	761,407
2,300,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	2,405,427
800,000	General Electric Capital
	Corporation Notes,
	6.00%, 06/15/2012	826,709
	General Motors Acceptance
	Corporation Notes:
1,025,000	7.75%, 01/19/2010	876,509
200,000	6.75%, 12/01/2014	132,089
1,100,000	Genworth Financial
	Inc. Notes,
	5.75%, 06/15/2014	1,066,244
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 04/26/2006
	and 12/04/2006; Cost
	$794,280, $146,738,
	$282,792 and $720,432,
	respectively)*	1,886,617
775,000	Goldman Sachs Group, Inc.
	Bonds, 5.15%, 01/15/2014	750,177
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006 and
	11/08/2007; Cost
	$1,000,000 and $792,736)*	1,610,620
1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001,
	01/26/2005 and
	10/19/2006; Cost
	$497,765, $373,500 and
	$397,317, respectively)*	1,287,828
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003 and
	03/13/2008; Cost $399,088
	and $20,850)*	459,721
	HSBC Finance
	Corporation Notes,
2,000,000	8.00%, 07/15/2010	2,091,402
25,000	5.00%, 06/30/2015	23,631

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 19.6% (cont.)
$2,000,000	Humana Inc.,
	7.20%, 06/15/2018	$1,981,616
1,850,000	International Paper
	Company Notes,
	4.25%, 01/15/2009	1,843,945
	Istar Financial, Inc.,
2,300,000	4.875%, 01/15/2009	2,208,000
1,050,000	5.95%, 10/15/2013	861,000
500,000	J.P. Morgan Chase &
	Company Subordinated
	Notes, 6.625%, 03/15/2012	515,611
2,000,000	Key Bank,
	7.413%, 05/06/2015	1,862,258
	Korea Development
	Bank Notes: f
1,275,000	3.875%, 03/02/2009	1,272,836
350,000	4.625%, 09/16/2010	349,289
1,000,000	5.125%, 02/14/2011	993,799
	Lehman Brothers
	Holdings, Inc. Notes:
846,000	8.50%, 08/01/2015	888,002
250,000	6.50%, 07/19/2017	231,280
1,735,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015	1,844,000
	Marsh & McLennan
	Companies, Inc.:
1,000,000	7.125%, 06/15/2009	1,010,055
700,000	5.375%, 07/15/2014	679,582
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000)*	207,500
	Merrill Lynch & Co, Inc.:
1,000,000	5.70%, 05/02/2017	880,438
1,000,000	6.875%, 04/25/2018	951,726
375,000	Met Life Global Funding
	Senior Notes, 4.50%,
	05/05/2010 (Acquired
	08/04/2005 and
	03/22/2007; Cost $123,925
	and $245,931)*	376,867
1,400,000	Morgan Stanley Senior
	Unsecured Notes, Series F,
	6.625%, 04/01/2018	1,326,535
25,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	22,781
1,530,000	National Australia Bank
	Ltd. Subordinated
	Notes, Series A,
	8.60%, 05/19/2010 f	1,637,311
2,725,000	National City Bank
	of Cleveland,
	4.50%, 03/15/2010	2,511,300
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	430,621
534,000	National City Bank of
	Kentucky Subordinated
	Notes, 6.30%, 02/15/2011	486,733
1,100,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,042,071
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027	1,264,549
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	879,866
1,319,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,364,375

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Financial – 19.6% (cont.)
$1,500,000	Premium Asset Senior
	Notes, 4.125%, 03/12/2009
	(Acquired 12/20/2006
	and 05/10/2007;
	Cost $935,000
	and $480,000)* #	$750,000
25,000	Protective Life
	Corporation Senior Notes,
	4.30%, 06/01/2013	23,514
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,641,447
619,000	Residential Capital LLC,
	9.625%, 05/15/2015
	(Acquired 02/26/2007 and
	09/26/2007; Cost $718,529
	and $61,207)*	300,215
546,000	SAFECO Corporation
	Senior Notes,
	7.25%, 09/01/2012	567,413
800,000	Santander Central
	Hispano Issuances,
	6.375%, 02/15/2011 f	827,963
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	1,176,591
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,402,767
200,000	5.375%, 05/15/2014	175,706
1,000,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	953,725
	St. Paul Travelers, Inc.:
2,000,000	6.38%, 12/15/2008	2,018,216
1,000,000	6.25%, 06/20/2016	1,018,571
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $782,046)* ^	903,453
1,320,000	Transamerica Finance
	Corporation Debentures,
	0.00%, 03/01/2010 ^	1,225,604
550,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	577,797
500,000	Washington Mutual Bank
	Subordinated Notes,
	6.875%, 06/15/2011	430,000
	Westdeutsche Landesbank
	Subordinated Notes:
246,000	6.05%, 01/15/2009	249,026
1,495,000	4.796%, 07/15/2015	1,540,783
		86,511,609
Industrial – 16.3%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	431,066
2,000,000	American Standard Inc.,
	8.25%, 06/01/2009	2,063,712
1,008,000	Ameritech Capital
	Funding Debentures,
	6.45%, 01/15/2018	1,028,158
2,000,000	British Telecommunications
	PLC, 5.95%, 01/15/2018 f	1,912,022
	Bunge Ltd. Finance
	Corporation Notes:
500,000	4.375%, 12/15/2008	500,759
800,000	5.35%, 04/15/2014	747,527
1,085,000	5.10%, 07/15/2015	986,797
1,250,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	731,250

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Industrial – 16.3% (cont.)
$125,000	Comcast Cable
	Communication Holdings,
	8.375%, 03/15/2013	$137,596
50,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	57,469
525,000	Comcast Corporation,
	6.50%, 01/15/2017	528,121
50,000	Computer Sciences
	Corporation Notes,
	6.25%, 03/15/2009	50,285
11,894	Continental Airlines, Inc.
	Pass-Thru Certificates,
	Series 1998-1, 6.541%,
	09/15/2009	11,849
750,000	COX Communications Inc.
	Notes, 7.875%, 08/15/2009	769,421
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,337,053
	CSX Corporation:
1,700,000	5.75%, 03/15/2013	1,666,335
450,000	6.25%, 04/01/2015	451,528
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	823,750
1,250,000	Deutsche Telekom
	International Finance BV,
	8.00%, 06/15/2010 f	1,322,362
	Donnelley (R.R.)
	& Sons Co.:
1,500,000	3.75%, 04/01/2009	1,484,644
875,000	6.125%, 01/15/2017	816,824
2,225,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,236,243
623,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	507,745
300,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	201,000
550,000	General Motors Nova
	Scotia Finance Company,
	6.85%, 10/15/2008 f	532,125
	Halliburton Company Notes:
475,000	5.625%, 12/01/2008	478,089
675,000	5.50%, 10/15/2010	699,280
1,275,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,244,556
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	644,915
975,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 11/19/2003 and
	02/08/2005; Cost $749,228
	and $244,602)* f	976,037
3,000,000	ICI Wilmington, Inc.,
	4.375%, 12/01/2008	3,004,395
1,000,000	Ingersoll-Rand Company
	Debentures,
	6.391%, 11/15/2027 f	1,073,875
1,100,000	Johnson Controls Inc.
	Senior Notes,
	5.50%, 01/15/2016	1,055,295
1,000,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	968,420
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	654,034
550,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	530,753
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	422,944

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Industrial – 16.3% (cont.)
$400,000	Marathon Oil
	Corporation,
	6.00%, 07/01/2012	$411,698
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,404,509
650,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018
	(Acquired 02/14/2008;
	Cost $649,480)*	656,997
650,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	706,150
2,307,000	Nextel Communications
	Senior Notes,
	6.875%, 10/31/2013	1,949,415
700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	691,750
925,000	Pearson Dollar Finance
	PLC, 5.70%, 06/01/2014
	(Acquired 09/28/2005 and
	12/14/2007; Cost $618,138
	and $321,181)* f	902,876
1,850,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010	2,016,500
1,770,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,613,553
	Qwest Capital
	Funding, Inc.:
350,000	7.00%, 08/03/2009	349,125
100,000	7.25%, 02/15/2011	97,000
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	959,151
1,800,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	1,805,461
600,000	SBC Communications,
	Inc. Notes,
	5.625%, 06/15/2016	594,193
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	430,000
1,100,000	Sunoco, Inc. Senior Notes,
	5.75%, 01/15/2017	1,045,889
	TCI Communications,
	Inc. Debentures:
550,000	7.875%, 08/01/2013	590,319
583,000	8.75%, 08/01/2015	659,009
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,244,744
650,000	5.25%, 10/01/2015	594,851
906,000	Tele-Communications,
	Inc. Debentures,
	9.80%, 02/01/2012	1,021,260
1,650,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,674,870
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	949,801
250,000	Time Warner Companies,
	Inc., 6.875%, 06/15/2018	248,161
1,747,000	Time Warner Companies
	Inc. Debentures,
	9.125%, 01/15/2013	1,918,351
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,513,122
275,000	Tribune Company,
	5.25%, 08/15/2015	109,313
500,000	Tyco Electronics Group
	S.A., 6.55%, 10/01/2017
	(Acquired 09/26/2007;
	Cost $504,926)* f	504,484

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Industrial – 16.3% (cont.)
	Tyco International
	Group S.A.: f
$1,525,000	6.375%, 10/15/2011	$1,560,580
650,000	6.00%, 11/15/2013	627,193
	United AirLines, Inc.
	Pass-Thru Certificates:
326,609	Series 2001-1, Class A-2,
	6.201%, 09/01/2008	321,710
250,781	Series 1991-A,
	10.02%, 03/22/2014	115,359
245,275	Series 2000-2, Class C,
	7.762%, 12/31/2049	214,003
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,451,964
900,000	Verizon Communications
	Debentures,
	6.84%, 04/15/2018	926,502
250,000	Verizon Communications
	Senior Unsecured Notes,
	5.55%, 02/15/2016	243,511
1,650,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,724,438
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	2,038,786
	Waste Management, Inc.:
2,510,000	6.875%, 05/15/2009	2,559,520
25,000	5.00%, 03/15/2014	23,939
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	512,328
		72,070,619
Mortgage Backed Securities – 19.5%
	Bank of America
	Alternative Loan Trust:
482,178	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	469,220
1,377,712	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,347,048
1,560,383	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,563,797
895,165	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	834,961
1,428,233	Series 2006-3, Class 6A1,
	6.00%, 04/25/2021	1,351,862
1,301,089	Series 2006-4, Class 3CB4,
	6.00%, 05/25/2046	1,198,001
1,001,962	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	966,308
	Citicorp Mortgage
	Securities, Inc.:
1,468,921	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	1,443,226
1,327,175	Series 2004-4, Class A5,
	5.50%, 05/25/2015	1,282,624
	Countrywide Alternative
	Loan Trust:
406,779	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	387,052
1,425,407	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,340,363
1,504,260	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007,
	09/26/2007, 10/11/2007
	and 06/19/2008; Cost
	$94,250, $204,794,
	$46,494 and $1,037,052,
	respectively)*	1,436,860
2,336,801	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	2,209,825

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Mortgage Backed Securities – 19.5% (cont.)
$2,473	Series 2004-18CB,
	5.125%, 09/25/2034	$2,466
50,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	47,466
188,255	Series 2005-11CB, Class
	2A1, 5.50%, 06/25/2035	173,412
1,723,205	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	1,656,235
1,440,533	Countrywide Home Loans,
	Inc., Series 2003-18, Class
	A3, 5.25%, 07/25/2033	1,423,692
	Credit Suisse First Boston
	Mortgage Securities Corp.:
1,879,550	Series 1998-C2, Class A2,
	6.30%, 11/15/2008	1,886,367
133,364	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	129,815
	Federal Gold Loan Mortgage
	Corporation (FGLMC)
	Pass-Thru Certificates:
1,460,858	6.00%, 06/01/2021	1,497,088
52,210	6.00%, 07/01/2028	53,236
	Federal Home Loan Mortgage
	Corporation (FHLMC):
1,390,269	Series 3033, Class LU,
	5.50%, 03/15/2013	1,426,401
1,463,983	Series 2695, Class UA,
	5.50%, 09/15/2014	1,498,970
8,721,839	Series R014, Class AL,
	5.50%, 10/15/2014	8,863,080
621,943	Series R001, Class AE,
	4.375%, 04/15/2015	620,375
2,030,513	Series R003, Class VA,
	5.50%, 08/15/2016	2,072,851
2,293,781	Series 3122, Class VA,
	6.00%, 01/15/2017	2,368,554
1,795,046	Series R010, Class VA,
	5.50%, 04/15/2017	1,827,405
4,397,072	Series R009, Class AJ,
	5.75%, 12/15/2018	4,472,914
45,375	Series 1395, Class G,
	6.00%, 10/15/2022	45,324
511,306	Series 2970, Class DA,
	5.50%, 01/15/2023	522,163
	Federal National Mortgage
	Association (FNMA):
974,683	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	992,692
1,221,018	Series 2003-24, Class PC,
	5.00%, 11/25/2015	1,234,301
1,938,279	Series 2006-B1 – Class AB,
	6.00%, 06/25/2016	1,982,912
50,000	Series 2003-35, Class TD,
	5.00%, 12/25/2016	50,512
154,288	Series 1991-137, Class H,
	7.00%, 10/25/2021	163,940
145,611	Series 1992-136, Class PK,
	6.00%, 08/25/2022	150,120
78,973	Series 1993-32, Class H,
	6.00%, 03/25/2023	80,101
6,500,000	Series 2002-85, Class PD,
	5.50%, 05/25/2031	6,544,214
2,575,730	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	2,458,991
4,000,000	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	3,968,089
	GMAC Mortgage
	Corporation Loan Trust:
165,853	Series 2003-J1, Class A2,
	5.25%, 03/25/2018	167,735
1,524,673	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,496,361

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Mortgage Backed Securities – 19.5% (cont.)
$416,269	Government National
	Mortgage Association
	(GNMA), Series 1999-4,
	Class ZB, 6.00%,
	02/20/2029	$427,856
	J.P. Morgan Alternative
	Loan Trust:
3,572,456	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	3,524,453
1,396,909	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	1,117,032
3,000,000	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	2,981,677
803,243	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021	746,012
	Master Alternative
	Loans Trust:
2,283,011	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	2,151,948
513,402	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	499,925
293,129	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	276,377
409,482	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	385,582
	Washington Mutual:
3,302,188	Series 2004-CB3, Class 3A,
	5.50%, 10/25/2019	3,216,433
832,354	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	784,366
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,296,288	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	2,201,567
1,259,001	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,252,706
1,053,487	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	1,006,631
		86,281,494
Taxable Municipal Bonds – 0.5%
1,595,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	1,465,613
708,752	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	681,905
		2,147,518
Utilities – 6.5%
2,000,000	Baltimore Gas & Electric Co.,
	6.125%, 07/01/2013	2,024,722
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,753,172
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	49,749
1,000,000	Dominion Resources
	Inc., Series C,
	5.15%, 07/15/2015	952,996
1,400,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,367,754
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	604,959
300,000	Exelon Corporation Senior
	Notes, 6.75%, 05/01/2011	308,199
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,225,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
Utilities – 6.5% (cont.)
$353,264	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $365,216)*	$345,302
300,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	298,927
1,500,000	MidAmerican Energy
	Holdings Company Senior
	Notes, 7.52%, 09/15/2008	1,510,606
1,400,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,401,838
25,000	National Rural Utilities,
	4.375%, 10/01/2010	25,161
100,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	103,701
400,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	402,141
1,800,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	1,882,069
3,417,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	3,416,166
1,700,000	PPL Energy Supply,
	LLC Bonds, Series A,
	5.70%, 10/15/2015	1,595,815
388,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	396,843
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	949,493
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	183,552
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	293,025
425,000	5.00%, 04/01/2014	404,011
807,551	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	908,438
1,500,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 09/17/2007;
	Cost $1,495,751)*	1,501,010
1,340,000	Transcontinental Gas Pipe
	Line Corporation Senior
	Notes, 8.875%, 07/15/2012	1,484,050
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	921,616
525,000	5.25%, 08/01/2013	510,500
600,000	Williams Companies, Inc.
	Notes, 8.125%, 03/15/2012	630,000
265,445	Yosemite Securities Trust I,
	8.25%, 11/15/2104
	(Acquired 04/26/2001;
	Cost $266,572)* f	47,780
		28,498,595
U.S. Government Agency Issues – 20.0%
4,300,000	Federal Home Loan
	Mortgage Corporation
	(FHLMC),
	4.50%, 07/15/2013	4,366,388
	Federal National Mortgage
	Association (FNMA):
42,450,000	6.00%, 05/15/2011	45,202,755
39,500,000	3.625%, 02/12/2013	38,712,449
		88,281,592

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.9% (cont.)
U.S. Treasury Obligations – 12.9%
$40,700,000	U.S. Treasury Bonds,
	9.125%, 05/15/2018	$57,116,711
	Total Long-Term
	Investments
	(Cost $446,708,802)	436,924,528

SHORT-TERM INVESTMENTS – 1.1%
Money Market Fund – 1.1%
5,010,493	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	5,010,493
	Total Short-Term
	Investments
	(Cost $5,010,493)	5,010,493

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING – 34.9%
Certificate of Deposit – 3.2%
5,019,749	Bank of Scotland,
	2.9944%, 05/06/09	5,007,400
5,689,049	Barclays Bank,
	3.3615%, 03/16/09	5,687,796
3,346,499	Natixis Bank of New York,
	3.35%, 06/30/09	3,337,095
		14,032,291
Commercial Paper – 8.5%
3,346,499	Barton Capital Corporation,
	2.171%, 07/25/08	3,340,611
3,888,967	Falcon Asset SC
	Corporation, 2.17%,
	07/24/08	3,882,395
3,346,499	Kitty Hawk Funding Corp.,
	2.181%, 07/25/08	3,340,611
3,718,961	KKR Atlantic Funding
	Trust, 3.05875%,
	03/25/09 #	3,718,961
3,346,499	Ranger Funding Company
	LLC, 2.6%, 08/22/08	3,333,113
3,346,499	Sheffield Receivables,
	2.151%, 07/16/08	3,342,752
3,346,499	Societe Gen North America,
	2.8%, 09/04/08	3,328,831
3,346,499	Thames Ast Global Sec.,
	2.251%, 07/07/08	3,344,858
3,346,499	Thunder Bay Funding
	LLC, 2.15%, 07/11/08	3,343,923
3,346,499	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	3,327,759
3,346,499	Windmill Funding,
	2.2%, 08/18/08	3,334,118
		37,637,932
Corporate Bonds and Notes – 3.1%
1,673,250	Allstate Life GL,
	3.34%, 03/20/09	1,670,657
3,681,149	Allstate Life GL,
	3.0575%, 03/20/09	3,681,150
5,019,749	Wachovia Bank NA,
	2.17%, 02/04/09	5,009,308
3,346,500	Svenska Handelsbanken,
	2.232%, 02/06/09	3,344,491
		13,705,606
Shares
Money Market Mutual Funds – 2.6%
4,685,253	Merrill Lynch Premier
	Institutional Fund	4,685,253
6,692,999	Reserve Primary Fund	6,692,999
		11,378,252

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING – 34.9% (cont.)
Repurchase Agreements – 17.5%
$25,098,745	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $25,601,213.
	Repurchase proceeds
	are $25,100,662.)	$25,098,745
25,098,745	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	various collateralized mortgage
	obligations, 5.00 – 6.00%,
	07/01/25 – 08/01/35,
	valued at $25,601,415.
	Repurchase proceeds are
	$25,100,662.)	25,098,745
25,098,745	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 07/15/35 –
	01/15/37, valued at
	$25,852,393. Repurchase
	proceeds are $25,100,627.)	25,098,745
2,342,550	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	a Freddie Mac Collateralized
	Mortgage Obligation, 3.07%,
	09/15/37, valued at
	$2,392,528. Repurchase
	proceeds are
	$2,342,729.)	2,342,550
		77,638,785
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $154,392,866)	154,392,866
	Total Investments
	(Cost $606,112,161) –
	134.9%	596,327,887
	Liabilities in Excess of
	Other Assets – (34.9)%	(148,267,850)
	TOTAL NET
	ASSETS – 100.0%	$448,060,037

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$16,388,745
Level 2 – Other significant observable inputs	575,470,181
Level 3 – Significant unobservable inputs	4,468,961
Total	$596,327,887

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$4,002,071
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	64,855
Net purchases (sales/paydowns)	(347,965)
Transfers in and / or out of Level 3*	750,000
Balance as of 06/30/08	$4,468,961

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Aggregate Bond Fund

June 30, 2008

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$855,621,927	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.64%	Investor Class:	0.55	%***
Investor Class:	5.39%	Portfolio Turnover Rate:****	25.2%
Average Effective Duration:	4.68 years	Total Number of Holdings:	379
Average Effective Maturity:	6.86 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2008.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Aggregate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2008	One Year	Five Years	Inception(1)
Baird Aggregate Bond Fund – Institutional Class Shares	3.82%	3.89%	6.16%
Baird Aggregate Bond Fund – Investor Class Shares	3.61%	3.69%	5.93%
Lehman Brothers Aggregate Bond Index(2)	7.12%	3.86%	5.94%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2008.
(2)
The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8%
Asset Backed Securities – 7.3%
$8,000,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$7,903,277
2,000,000	Bayview Financial
	Acquisition Trust,
	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,888,246
	Contimortgage Home
	Equity Trust:
775	Series 1999-1, Class A7,
	6.970%, 12/25/2013	764
1,664	Series 1997-2, Class A9,
	7.090%, 04/15/2028	1,661
20,704	Series 1999-3, Class A8,
	5.884%, 05/25/2029	19,919
	Countrywide Asset-Backed
	Certificates:
4,100,000	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	3,247,461
2,000,000	Series 2005-17, Class 1AF2,
	5.363%, 03/25/2030	1,819,559
1,477,104	Series 2004-15, Class AF6,
	4.613%, 04/25/2035	1,389,552
5,000,985	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	4,412,265
5,040,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	4,265,175
2,000,000	Series 2005-17, Class 1AF,
	5.564%, 05/25/2036	1,337,541
3,056,830	Series 2007-S1, Class A6,
	5.693%, 11/25/2036	1,642,308
7,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	6,410,109
1,500,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	1,396,684
1,489,247	Credit Based Asset Servicing
	and Securities, Series
	2005-CB8, Class AF2,
	5.303%, 12/25/2035	1,452,918
	Discover Card Master
	Trust I:
1,700,000	Series 2-A,
	4.31%, 05/15/2012	1,690,639
2,000,000	Series A-2,
	1.32%, 05/15/2013	1,960,202
309,282	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	239,112
	GE Capital Mortgage
	Services, Inc.:
3,768	Series 1997-HE4, Class A7,
	6.735%, 12/25/2028	3,762
46,784	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029	46,678
276,832	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-GH1, Class A2,
	4.39%, 12/25/2025	274,603
	Green Tree Financial
	Corporation:
874,461	Series 1998-2, Class A5,
	6.24%, 11/01/2016	833,999
948,327	Series 1993-3, Class A7,
	6.40%, 10/15/2018	947,340
989,798	Series 1993-4, Class A5,
	7.05%, 01/15/2019	969,321
171,907	Series 1997-6, Class A8,
	7.07%, 01/15/2029	170,355
1,836,998	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,653,255

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Asset Backed Securities – 7.3% (cont.)
$1,096,061	Series 1998-4, Class A5,
	6.18%, 04/01/2030	$984,429
1,442,125	Series 1999-3, Class A6,
	6.50%, 02/01/2031	1,442,102
1,439,249	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034	1,412,897
194,886	IMC Home Equity
	Loan Trust,
	Series 1997-5, Class A10,
	5.749%, 11/20/2028	192,912
240,631	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.249%, 09/25/2034	220,370
3,200,000	MBNA Master
	Credit Card Trust,
	Series 2005-4A, 3.38%,
	11/15/2012	3,163,586
103,989	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	90,265
	RAAC Series:
83,515	Series 2004-SP1, Class AI2,
	4.38%, 01/25/2022	83,307
1,204,515	Series 2004-SP1, Class AI4,
	5.285%, 08/25/2027	1,091,978
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	2,575,480
	Residential Asset
	Mortgage Products, Inc.:
1,431,771	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	1,316,540
959,119	Series 2005-RS1,
	Class AI6,
	4.713%, 01/25/2035	874,905
	Residential Asset
	Securities Corporation:
283,986	Series 2003-KS5, Class AI6,
	3.62%, 07/25/2033	216,777
276,324	Series 2004-KS2, Class AI6,
	4.30%, 03/25/2034	251,579
2,600,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007
	and 09/19/2007; Cost
	$1,520,000 and $775,000)*	624,000
	Structured Asset
	Securities Corporation,
191,068	Series 2004-11XS, Class
	1A3A, 4.76%, 06/25/2034	190,761
1,480,871	Series 2005-7XS, Class
	1A4B, 5.44%, 04/25/2035	1,362,037
		62,070,630
Financial – 15.1%
	American General Finance
	Corporation Senior Notes:
1,250,000	8.45%, 10/15/2009	1,284,922
500,000	6.90%, 12/15/2017	435,782
1,000,000	American International
	Group, 8.175%, 05/15/2058
	(Callable 5/15/2038)
	(Acquired 05/13/2008;
	Cost $1,000,000)*	941,109
200,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	189,198

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Financial – 15.1% (cont.)
$775,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	$729,708
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	244,282
1,065,000	Bank of America Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,291,425
1,435,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,518,415
929,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	1,000,576
330,000	Bankers Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	350,769
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/02/2008)	2,071,742
2,400,000	Bear Stearns Co. Inc., Series
	B, 6.95%, 08/10/2012	2,495,453
2,000,000	Capmark Financial Group,
	Inc. 6.30%, 05/10/2017	1,292,826
1,560,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	1,074,506
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	344,346
1,670,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	767,799
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	975,977
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	1,888,658
1,231,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,251,424
	Corp Andina
	De Fomento Notes: f
50,000	7.375%, 01/18/2011	52,898
340,000	5.75%, 01/12/2017	330,460
3,575,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	3,182,980
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Acquired 05/23/2007;
	Cost $1,000,000)* f	832,786
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,120,215
725,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	724,500
3,500,000	First Hawaiian Capital Trust
	I, 8.343%, 07/01/2027
	(Callable 09/02/2008)	3,514,315
686,508	First National
	Bank of Chicago
	Pass-Thru Certificates,
	8.08%, 01/05/2018	814,432
3,975,000	First National Bank of
	Omaha Subordinated
	Notes, 7.32%, 12/01/2010	4,225,318
1,748,000	First Union Capital, Series
	A, 7.935%, 01/15/2027
	(Callable 09/02/2008)	1,765,199
4,107,000	First Union
	Institutional Capital I,
	8.04%, 12/01/2026
	(Callable 09/02/2008)	3,994,226

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Financial – 15.1% (cont.)
$1,460,000	First Union
	Institutional Capital II,
	7.85%, 01/01/2027
	(Callable 09/02/2008)	$1,420,815
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 09/02/2008)	2,518,225
2,300,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003,
	03/15/2007, 07/31/2007,
	09/05/2007, 12/21/2007;
	Cost $250,768, $415,463,
	$661,409, $262,097, and
	$620,269, respectively)*	2,259,660
	General Motors Acceptance
	Corporation Notes:
100,000	7.25%, 03/02/2011	73,501
150,000	6.75%, 12/01/2014	99,067
2,175,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 10/31/2005,
	12/04/2006 and 06/19/2008;
	Cost $496,425, $122,281,
	$231,168, $695,590 and
	$566,202, respectively)*	2,077,667
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,000,321
2,800,000	Great West Life & Annuity
	Insurance, 7.153%,
	05/16/2046 (Acquired
	05/16/2006 and 11/08/2007;
	Cost $1,000,000
	and $1,783,656)*	2,505,409
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	2,141,161
500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	and 01/26/2005; Cost
	$150,908 and $345,000)*	538,840
1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003,
	09/05/2007 and 12/17/2007;
	Cost $274,373, $754,725
	and $957,971 respectively)*	2,134,417
950,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	981,270
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f	1,914,326
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026
	(Acquired 03/08/2007;
	Cost $415,969)*	396,010
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027
	(Callable 09/02/2008)
	(Acquired 11/06/2007;
	Cost $521,455)*	497,061
6,000,000	Istar Financial, Inc.,
	4.875%, 01/15/2009	5,760,000
900,000	J.P. Morgan Chase &
	Company Notes,
	5.875%, 03/15/2035	742,586

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Financial – 15.1% (cont.)
$1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	$917,234
250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008,
	Cost $197,500)* f	202,396
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,165,839
	Lehman Brothers
	Holdings, Inc. Notes:
750,000	8.50%, 08/01/2015	787,236
2,425,000	6.50%, 07/19/2017	2,243,414
	Liberty Mutual
	Insurance Company:
2,500,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125)*	2,393,750
565,000	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,510)*	479,384
1,125,000	Lincoln National
	Corporation, 6.05%,
	04/20/2067 (Callable
	04/20/2017)	948,564
	Marsh & McLennan
	Companies, Inc.,
4,200,000	7.125%, 06/15/2009	4,242,231
300,000	5.375%, 07/15/2014	291,249
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000)*	332,000
	Merrill Lynch
	& Company,
1,000,000	6.40%, 08/28/2017	926,632
1,750,000	6.875%, 04/25/2018	1,665,520
1,275,000	7.75%, 05/14/2038	1,195,281
1,174,000	Mony Group, Inc.,
	8.35%, 03/15/2010	1,227,661
475,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	432,834
510,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	627,475
3,700,000	National City Bank,
	2.47%, 08/15/2008	3,687,490
1,996,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,890,885
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/02/2008)	4,349,646
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/02/2008)	2,199,665
1,975,000	Popular North American
	Inc., 5.65%, 04/15/2009	1,955,888
1,000,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009
	(Acquired 12/20/2006;
	Cost $935,000)* #	500,000
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	3,246,649
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026	951,976
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	821,365

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Financial – 15.1% (cont.)
$2,579,000	Residential Capital LLC,
	9.625%, 05/15/2015
	(Acquired 06/21/2005,
	06/28/2006, 12/26/2006,
	08/21/2007, and 10/17/2007;
	Cost $695,695, $492,155,
	$599,133, $87,518,
	and $1,067,179,
	respectively)*	$1,250,815
1,000,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	1,034,954
3,410,000	Schwab Capital Trust I,
	7.50%, 11/15/2067
	(Callable 11/15/2017)	3,086,289
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	376,475
1,500,000	Sovereign Bank,
	8.75%, 05/30/2018	1,430,588
1,950,000	St. Paul Companies,
	6.38%, 12/15/2008	1,967,761
1,000,000	St. Paul Travelers,
	6.750%, 06/20/2036	1,007,577
1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	882,132
2,400,000	Toll Road Inv.
	Partnership II,
	0.000%, 02/15/2011
	(Acquired 06/19/2008;
	Cost $1,944,000)* ^	2,072,933
410,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	430,722
301,000	United Mexican
	States Notes,
	6.75%, 09/27/2034 f	319,361
650,000	Washington Mutual
	Preferred Funding Trust I,
	6.534%, 03/29/2049
	(Callable 03/15/2011)
	(Acquired 07/31/2007;
	Cost $606,756)*	288,613
2,380,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	2,452,885
750,000	Willis Group NA,
	5.625%, 07/15/2015	674,311
		128,724,262
Industrial – 13.3%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	430,600
3,500,000	American Standard Inc,
	8.25%, 06/01/2009	3,611,496
	Ameritech Capital
	Funding Debentures:
1,321,130	9.10%, 06/01/2016	1,487,731
1,500,000	6.45%, 01/15/2018	1,529,997
4,200,000	Ametek, Inc.,
	7.20%, 07/15/2008	4,205,300
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,116,771
250,000	7.70%, 05/01/2032	255,951
1,050,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	1,245,908
	British Telecom PLC Notes: f
1,000,000	8.625%, 12/15/2010	1,073,750
600,000	9.125%, 12/15/2030	721,251

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Industrial – 13.3% (cont.)
	Bunge Limited
	Finance Corporation:
$3,275,000	4.375%, 12/15/2008	$3,279,972
600,000	5.35%, 04/15/2014	560,645
1,000,000	Canadian
	National Resources,
	6.25%, 03/15/2038 f	938,176
800,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	468,000
1,000,000	Comcast Cable
	Communications, Inc.
	Unsubordinated Notes,
	6.20%, 11/15/2008	1,003,662
825,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	948,232
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	983,589
5,000,000	Computer Sciences
	Corporation,
	7.375%, 06/15/2011	5,249,285
	Conagra Foods, Inc.
580,000	5.819%, 06/15/2017	581,140
120,000	9.75%, 03/01/2021	154,746
	Continental Airlines, Inc.
	Pass-Thru Certificates:
9,292	Series 1998-1,
	6.541%, 09/15/2009	9,257
114,780	Series 2000-2,
	8.312%, 10/02/2012	105,597
391,561	Series 1997-4,
	6.90%, 01/02/2018	361,215
	COX
	Communications, Inc.:
1,000,000	7.75%, 11/01/2010	1,053,685
1,775,000	7.125%, 10/01/2012	1,852,669
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	1,967,102
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	823,750
300,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	344,213
1,500,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	1,400,270
1,900,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965)* f	1,915,916
635,000	FedEx Corporation,
	9.65%, 06/15/2012	731,109
1,066,064	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1,
	6.845%, 01/15/2019	1,078,058
3,725,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,743,822
475,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010	387,125
403,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	270,010
650,000	Health Management
	Association,
	6.125%, 04/15/2016	568,750
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	1,981,616
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Industrial – 13.3% (cont.)
$625,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/02/2004
	and 02/08/2005;
	Cost $333,834
	and $298,958)* f	$625,665
3,000,000	ICI Wilmington, Inc.,
	4.375%, 12/01/2008	3,004,395
6,000,000	International
	Paper Company,
	4.25%, 01/15/2009	5,980,362
850,000	Johnson Controls Inc.,
	Senior Notes,
	6.00%, 01/15/2036	777,619
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	425,632
1,700,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	1,646,314
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	377,820
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	817,715
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	906,135
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018
	(Acquired 02/14/2008;
	Cost $1,099,120)*	1,111,842
1,500,000	Nationwide Building Society,
	2.706%, 09/29/2008
	(Acquired 06/06/2008;
	Cost $1,495,470)* f	1,498,680
2,425,000	News America Holdings,
	7.375%, 10/17/2008	2,450,972
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,245,000
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	332,930
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	395,286
2,800,000	Pemex Project
	Funding Master Trust,
	5.75%, 03/01/2018
	(Acquired 10/17/2007;
	Cost $2,780,848)*	2,765,000
1,145,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,043,796
2,500,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,579,195
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	299,250
200,000	7.25%, 02/15/2011	194,000
3,700,000	Rio Tinto Financial
	USA LTD,
	6.50%, 07/15/2018 f	3,711,226
2,000,000	Santander Perpetual,
	6.671%, 10/29/2049
	(Callable 10/24/2017) f	1,932,124
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015)* f	1,436,233
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019	2,457,000
358,000	8.75%, 03/15/2032	340,995
835,182	GG1C Funding Corporation,
	5.129%, 01/15/2014
	(Acquired 06/27/2006;
	Cost $793,115)*	811,831

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Industrial – 13.3% (cont.)
$1,000,000	Target Corporation,
	6.50%, 10/15/2037	$961,975
680,000	TCI Communications,
	Inc. Debentures,
	7.875%, 08/01/2013	729,849
	Telecom Italia Capital: f
1,000,000	4.00%, 11/15/2008	999,850
1,400,000	6.20%, 07/18/2011	1,427,611
2,100,000	7.20%, 07/18/2036	2,030,595
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,074,010
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	977,139
1,000,000	Time Warner Cable, Inc.,
	6.55%, 05/01/2037	921,001
3,000,000	Tyco Electronics Group S A,
	6.55%, 10/01/2017 f	3,026,904
	Tyco International
	Group S.A.: f
1,468,000	6.125%, 01/15/2009	1,482,132
1,525,000	6.375%, 10/15/2011	1,560,580
300,000	6.00%, 11/15/2013	289,474
	United AirLines, Inc.
	Pass-Thru Certificates:
359,270	Series A-2,
	6.201%, 09/01/2008	353,881
269,803	Series C,
	7.762%, 10/01/2105	235,403
472,298	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1,
	6.85%, 01/30/2018	466,394
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	378,674
1,450,000	6.875%, 11/21/2036	1,346,666
1,200,000	GTE Corporation,
	6.84%, 04/15/2018	1,235,336
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	705,452
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,714,719
	Vulcan Materials,
2,000,000	7.00%, 06/15/2018	2,038,786
500,000	7.15%, 11/30/2037	495,106
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	868,814
		113,927,734
Mortgage Backed Securities – 36.5%
	Bank of America
	Alternative Loan Trust:
539,563	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	507,851
950,963	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	925,406
600,423	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	575,656
615,564	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	616,911
990,800	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	922,456
4,451,342	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	4,252,094
3,509,228	Series 2005-10, Class 5A1,
	5.25%, 11/25/2020	3,384,257
4,329,328	Series 2007-1, Class 4A1,
	6.098%, 04/25/2022	4,134,508
1,752,471	Series 2003-11, Class 2A1,
	6.00%, 01/25/2034	1,665,123
968,671	Series 2005-2, Class 1CB2,
	5.50%, 03/25/2035	915,597
1,329,267	Series 2005-9, Class 1CB3,
	5.50%, 10/25/2035	1,262,974

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Mortgage Backed Securities – 36.5% (cont.)
$752,969	Series 2005-11,
	Class 1CB4,
	5.50%, 12/25/2035	$732,515
2,456,250	Series 2006-5, Class CB7,
	6.00%, 06/25/2036	2,394,768
5,000,000	Bayview Financial
	Acquisition Trust,
	Series 2007-B, Class 1A2,
	6.831%, 07/28/2037	4,934,485
	Chase Mortgage
	Finance Corporation:
1,426,086	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	1,403,306
6,000,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	5,453,628
689,540	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	671,231
1,668,633	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	1,619,301
	Countrywide Alternative
	Loan Trust:
1,527,452	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,436,319
7,467,960	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	7,062,169
1,554,375	Series 2006-J5, Class 3A1,
	6.132%, 07/25/2021	1,437,797
2,086,331	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	1,987,606
3,371,928	Series 2002-11, Class A4,
	6.25%, 10/25/2032	3,290,204
3,000,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	2,847,970
3,216,650	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	3,091,639
3,796,980	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	3,632,390
748,287	Countrywide Home Loans,
	Inc., Series 2003-39, Class
	A5, 5.00%, 05/25/2012	743,472
1,411,024	CS First Boston
	Mortgage Securities Corp.,
	Series 2004-4, Class 2A5,
	5.50%, 06/25/2015	1,342,309
2,160,025	Deutsche Securities
	Inc. Mortgage,
	Series 2006-AR5, Class 21A,
	6.00%, 10/25/2021	2,059,725
7,148,471	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	7,328,270
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
1,462,249	6.00%, 06/01/2020	1,498,273
842,133	5.00%, 06/01/2023	824,900
1,668,690	6.50%, 06/01/2029	1,738,534
6,704,398	5.50%, 01/01/2036	6,623,736
4,719,565	6.00%, 12/01/2036	4,774,043
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
192,417	6.50%, 07/01/2014	200,267
760,546	5.50%, 11/01/2022	760,174
638,545	5.50%, 07/01/2023	637,868
6,506,459	5.50%, 04/01/2037	6,415,979

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Mortgage Backed Securities – 36.5% (cont.)
$1,029,324	Series 3124, Class VP,
	6.000%, 06/15/2014	$1,066,315
466,544	Series 2695, Class UA,
	5.50%, 09/15/2014	477,694
2,827,083	Series R007, Class AC,
	5.875%, 05/15/2016	2,889,809
3,779,570	Series R003, Class VA,
	5.50%, 08/15/2016	3,858,377
2,349,812	Series 3097, Class MC,
	6.00%, 11/15/2016	2,427,599
619,389	Series 2391, Class QR,
	5.50%, 12/15/2016	634,655
5,882,621	Series R009, Class AJ,
	5.75%, 12/15/2018	5,984,086
174,375	Series 206, Class E,
	0.000%, 07/15/2019 ^	153,124
1,876,875	Series R010, Class AB,
	5.50%, 12/15/2019	1,894,895
106,918	Series 141, Class D,
	5.00%, 05/15/2021	107,920
86,244	Series 1074, Class I,
	6.75%, 05/15/2021	86,150
555,609	Series 1081, Class K,
	7.00%, 05/15/2021	591,010
88,151	Series 163, Class F,
	6.00%, 07/15/2021	91,102
159,451	Series 188, Class H,
	7.00%, 09/15/2021	167,782
78,883	Series 1286, Class A,
	6.00%, 05/15/2022	78,797
2,600,000	Series 1694, Class PK,
	6.50%, 03/15/2024	2,751,405
2,071	Series 2141, Class N,
	5.55%, 11/15/2027	2,069
1,075,000	Series 2664, Class LG,
	5.50%, 07/15/2028	1,094,466
	Federal National Mortgage
	Association (FNMA):
1,150,839	5.50%, 07/01/2015	1,167,415
2,028,169	5.00%, 02/01/2018	2,026,247
2,533,550	5.00%, 12/01/2019	2,530,357
785,494	5.50%, 01/01/2023	785,550
2,458,302	5.50%, 07/01/2023	2,456,706
5,010,000	5.00%, 11/01/2023	4,889,045
2,801,944	6.00%, 03/01/2026	2,847,680
6,731,480	6.00%, 05/01/2026	6,841,357
7,951,091	5.00%, 05/01/2028	7,727,623
610,060	6.00%, 03/01/2033	619,580
495,163	5.00%, 11/01/2033	477,687
836,206	6.00%, 11/01/2034	846,903
5,090,924	5.50%, 02/01/2035	5,038,325
13,487,508	5.50%, 02/01/2035	13,348,155
3,703,057	5.00%, 11/01/2035	3,561,950
25,965,412	5.50%, 04/01/2036	25,672,795
2,080,824	5.50%, 11/01/2036	2,054,773
1,895,414	6.00%, 08/01/2037	1,899,547
6,137,458	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	6,250,858
868,777	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	877,148
407,006	Series 2003-24, Class PC,
	5.00%, 11/25/2015	411,434
83,805	Series 2002-56, Class MC,
	5.50%, 09/25/2017	85,661
466,706	Series 1989-37, Class G,
	8.00%, 07/25/2019	509,834
76,983	Series 1989-94, Class G,
	7.50%, 12/25/2019	82,907
20,277	Series 1990-58, Class J,
	7.00%, 05/25/2020	21,534
194,816	Series 1990-76, Class G,
	7.00%, 07/25/2020	204,352

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Mortgage Backed Securities – 36.5% (cont.)
$86,873	Series 1990-105, Class J,
	6.50%, 09/25/2020	$90,601
32,276	Series 1990-108, Class G,
	7.00%, 09/25/2020	33,728
55,712	Series 1991-1, Class G,
	7.00%, 01/25/2021	58,667
70,128	Series 1991-86, Class Z,
	6.50%, 07/25/2021	73,180
277,703	Series 2003-28, Class KA,
	4.25%, 03/25/2022	273,521
32,824	Series G92-30, Class Z,
	7.00%, 06/25/2022	34,691
3,079,262	Series 2003-33, Class LD,
	4.25%, 09/25/2022	3,032,766
849,475	Series 1993-58, Class H,
	5.50%, 04/25/2023	862,288
533,051	Series 2003-17, Class QR,
	4.50%, 11/25/2025	533,638
555,564	Series 1998-66, Class C,
	6.00%, 12/25/2028	568,177
2,000,000	Series 2002-85,
	5.50%, 05/25/2031	2,013,604
86,876	Series 2003-44, Class AB,
	3.75%, 05/25/2033	81,860
2,850,488	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,781,542
5,095,465	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	4,864,526
7,750,000	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	7,688,173
4,000,000	Series 2004-W10,
	5.75%, 08/25/2034	3,877,278
	First Horizon Alternative
	Mortgage Securities:
1,204,332	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	1,108,786
1,593,180	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	1,478,463
4,707,343	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	4,360,843
2,950,000	First Union National Bank
	Commercial Mortgage
	Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	3,010,284
	GE Capital Commercial
	Mortgage Corporation:
6,286,410	Series 2000-1, Class A2,
	6.496%, 01/15/2033	6,442,645
2,865,000	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	2,803,669
6,200,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	6,024,645
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	9,541,426
	Government National
	Mortgage Association
	(GNMA):
800,000	Series 2004-78, Class C,
	4.658%, 04/16/2029	780,297
492,975	6.00%, 11/20/2033	501,003
1,285,000	Series 2004-100, Class B,
	4.603%, 02/16/2043	1,243,346
1,396,909	J.P. Morgan
	Alternative Loan Trust,
	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	1,117,032
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class
	2A4R, 5.457%, 01/25/2037	2,779,904

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Mortgage Backed Securities – 36.5% (cont.)
$2,244,376	Series 2006-A7,
	Class 2A2, 5.83%,
	01/25/2037	$2,206,067
6,100,000	Series 2007-A2, Class
	2A3, 5.715%, 04/25/2037	5,641,942
	Master Alternative
	Loans Trust:
3,196,216	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	3,012,727
2,277,152	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	2,023,819
879,657	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	772,999
721,227	Residential Accredit Loans,
	Inc., Series 2004-QS6,
	Class A1, 5.00%,
	05/25/2019	673,181
800,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11, Class A2,
	4.00%, 06/25/2018	751,858
	Salomon Brothers
	Mortgage Securities VII:
1,586,742	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	1,494,129
2,870,526	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	2,945,366
1,850,000	Wachovia Bank Commercial
	Mortgage Trust,
	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,789,185
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,403,632	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	2,304,482
4,329,093	Series 2004-CB2, Class
	7A, 5.50%, 08/25/2019	4,172,259
1,548,571	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,540,828
1,016,348	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	957,752
		312,045,566
Taxable Municipal Bonds – 0.7%
1,000,000	Cuyahoga County Ohio
	Industrial Development
	Revenue, 9.125%,
	10/01/2023	1,169,880
3,930,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	3,611,198
1,608,030	Tobacco Settlement
	Financing Corporation:
	Series 2001-A, Class A,
	6.36%, 05/15/2025	1,547,118
		6,328,196
Utilities – 4.3%
431,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	464,243
1,000,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	976,967
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	756,199
300,000	Exelon Corporation Senior
	Notes, 6.75%, 05/01/2011	308,199
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	2,352,350
2,750,000	Illinois Power Company,
	7.50%, 06/15/2009	2,797,055

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 92.8% (cont.)
Utilities – 4.3% (cont.)
	Kinder Morgan Energy
	Partners Senior Notes:
$600,000	6.30%, 02/01/2009 f	$606,085
2,250,000	6.95%, 01/15/2038	2,233,174
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016	801,000
211,959	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $211,959)*	207,181
	Korea Electric Power
	Corporation: f
100,000	7.75%, 04/01/2013	109,857
2,165,000	6.75%, 08/01/2027	2,157,256
1,035,000	MidAmerican Energy
	Holdings, 7.52%,
	09/15/2008	1,042,318
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,326,740
2,025,000	NiSource Finance
	Corporation, 7.875%,
	11/15/2010	2,099,955
625,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	653,496
875,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	843,704
5,670,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	5,668,617
1,000,000	Plains All American
	Pipeline Senior Notes,
	5.625%, 12/15/2013	998,669

300,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	306,837
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	183,552
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	266,386
350,000	5.00%, 04/01/2014	332,715
1,567,599	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,763,439
2,900,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 09/17/2007
	and 02/21/2008; Cost
	$2,193,767 and $679,987)*	2,901,952
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,337,469
700,000	Transcontinental Gas Pipe
	Line Corporation Senior
	Notes, 8.875%, 07/15/2012	775,250
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	896,016
1,100,000	5.25%, 08/01/2013	1,069,619
550,000	Williams Companies,
	Inc. Notes,
	8.125%, 03/15/2012	577,500
		36,813,800
U.S. Government Agency Issues – 7.4%
	Federal National Mortgage
	Association (FNMA):
57,975,000	6.00%, 05/15/2011	61,734,505
2,017,485	5.500%, 09/01/2034	1,996,640
		63,731,145

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS – 8.2%
$59,250,000	U.S. Treasury Bonds,
	6.25%, 08/15/2023	$70,493,636
	Total Long-Term
	Investments
	(Cost $817,178,272)	794,134,969

Shares
SHORT-TERM INVESTMENTS – 4.5%
Money Market Fund – 4.5%
38,133,038	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	38,133,038
	Total Short-Term
	Investments
	(Cost $38,133,038)	38,133,038

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 19.4%
Certificate of Deposit – 1.8%
$5,355,944	Bank of Scotland,
	2.9944%, 05/06/09	5,342,768
6,070,070	Barclays Bank,
	3.3615%, 03/16/09	6,068,734
3,570,629	Natixis Bank of New York,
	3.35%, 06/30/09	3,560,596
		14,972,098
Commercial Paper – 4.8%
3,570,629	Barton Capital Corporation,
	2.171%, 07/25/08	3,564,345
4,149,428	Falcon Asset SC Corporation,
	2.17%, 07/24/08	4,142,417
3,570,629	Kitty Hawk Funding Corp.,
	2.181%, 07/25/08	3,564,345
5,259,285	KKR Atlantic
	Funding Trust,
	3.05875%, 03/25/09 #	5,259,285
3,570,629	Ranger Funding Company
	LLC, 2.6%, 08/22/08	3,556,347
3,570,629	Sheffield Receivables,
	2.151%, 07/16/08	3,566,630
3,570,629	Societe Gen North America,
	2.8%, 09/04/08	3,551,776
3,570,629	Thames Ast Global Sec.,
	2.251%, 07/07/08	3,568,880
3,570,629	Thunder Bay Funding LLC,
	2.15%, 07/11/08	3,567,880
3,570,629	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	3,550,634
3,570,629	Windmill Funding,
	2.2%, 08/18/08	3,557,418
		41,449,957
Corporate Bonds and Notes – 1.7%
1,785,314	Allstate Life GL,
	3.34%, 03/20/09	1,782,547
3,927,692	Allstate Life GL,
	3.0575%, 03/20/09	3,927,692
5,355,944	Wachovia Bank NA,
	2.17%, 02/04/09	5,344,803
3,570,628	Svenska Handelsbanken,
	2.232%, 02/06/09	3,568,487
		14,623,529

Shares
Money Market Mutual Funds – 1.4%
4,999,044	Merrill Lynch Premier
	Institutional Fund	4,999,044
7,141,258	Reserve Primary Fund	7,141,258
		12,140,302

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 19.4% (cont.)
Repurchase Agreements – 9.7%
$26,779,719	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $27,315,840.
	Repurchase proceeds are
	$26,781,764.)	$26,779,719
26,779,719	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.00 – 6.00%, 07/01/25 –
	08/01/35, valued at
	$27,316,056. Repurchase
	proceeds are $26,781,764.)	26,779,719
26,779,719	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 07/15/35 – 01/15/37,
	valued at $27,583,842.
	Repurchase proceeds
	are $26,781,728.)	26,779,719
2,499,440	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by a Freddie Mac
	Collateralized Mortgage
	Obligation, 3.07%,
	09/15/37, valued
	at $2,552,767.
	Repurchase proceeds
	are $2,499,631.)	2,499,440
		82,838,597
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $166,024,483)	166,024,483
	Total Investments
	(Cost $1,021,335,793) –
	116.7%	998,292,490
	Liabilities in Excess of
	Other Assets – (16.7)%	(142,670,563)
	TOTAL NET
	ASSETS – 100.0%	$855,621,927

^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$50,273,340
Level 2 – Other significant observable inputs	942,259,865
Level 3 – Significant unobservable inputs	5,759,285
Total	$998,292,490

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$5,659,655
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	91,717
Net purchases (sales/paydowns)	(492,087)
Transfers in and / or out of Level 3*	500,000
Balance as of 06/30/08	$5,759,285

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund

June 30, 2008

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 7-Year General Obligation Bond Index.  The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$143,116,616	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.34%	Investor Class:	0.55	%***
Investor Class:	3.13%	Portfolio Turnover Rate:****	4%
Average Effective Duration:	5.13 years	Total Number of Holdings:	93
Average Effective Maturity:	6.07 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2008.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2008	One Year	Five Years	Inception(1)
Baird Intermediate Municipal Bond Fund – Institutional Class Shares	5.57%	2.89%	4.68%
Baird Intermediate Municipal Bond Fund – Investor Class Shares	5.22%	2.64%	4.41%
Lehman Brothers 7-Year General Obligation Bond Index(2)	5.97%	3.39%	4.58%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2008.
(2)
The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9%
Arizona – 3.8%
$1,415,000	Arizona Health Facilities
	Authority Hospital
	Revenue, 6.375%,
	12/01/2037 (Pre-refunded
	to 12/01/2012)	$1,595,129
2,375,000	Arizona School Facilities
	Board Revenue, 5.755%,
	07/01/2018 (Pre-refunded
	to 07/01/2014)	2,654,894
1,000,000	Pima County Arizona
	Independent Development
	Authority, 7.125%,
	07/01/2024 (Pre-refunded
	to 07/01/2014)	1,176,750
		5,426,773
Arkansas – 0.2%
345,000	Springdale Arkansas Sales
	& Use Tax Revenue, 4.00%,
	07/01/2016 (Pre-refunded
	to various dates)	345,635
California – 0.5%
465,000	Golden State Tobacco
	Securitization Corporation,
	6.25%, 06/01/2033	502,488
230,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (ETM)	257,835
		760,323
Colorado – 7.3%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,422,060
70,000	Colorado Springs Colorado
	Utilities Revenue, 5.80%,
	11/15/2010 (ETM)	72,788
	Denver Colorado
	Convention Center &
	Hotel Authority Revenue:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,066,730
2,550,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	2,720,162
3,675,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue, 6.25%,
	12/01/2033 (Pre-refunded
	to 12/01/2014)	4,216,658
		10,498,398
Delaware – 1.1%
1,500,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,619,550
Florida – 12.4%
5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	5,395,300
2,355,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,600,744
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Florida – 12.4% (cont.)
$1,600,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035
	(Pre-refunded to
	05/01/2013)	$1,774,704
300,000	Jacksonville Florida
	Health Facility Authority
	Hospital Revenue, 11.50%,
	10/01/2012 (ETM)	395,256
1,470,000	Miami Beach Florida
	Resort Tax Revenue Bonds,
	6.25%, 10/01/2022 (ETM)	1,728,235
150,000	Orange County Florida
	Health Revenue, 8.75%,
	10/01/2009 (ETM)	156,981
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,146,530
4,000,000	Seminole County
	Florida Water & Sewer
	Revenue, 6.00%,
	10/01/2019 (ETM)	4,524,400
		17,722,150
Georgia – 0.8%
1,020,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (ETM)	1,157,751
Illinois – 8.4%
1,000,000	Chicago Illinois General
	Obligation Project and
	Refunding, 5.00%,
	01/01/2017 (FSA Insured)	1,069,550
1,000,000	Chicago Illinois Public
	Building Community
	Building Revenue, 7.00%,
	01/01/2020 (ETM)	1,231,420
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation,
	7.00%, 12/01/2010 (ETM)	1,580,011
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,866,679
1,025,000	Lake County Illinois
	Community High School
	District No.124 Grant,
	5.00%, 12/01/2017	1,103,034
1,000,000	Lake County Community
	High School District No.
	128, 5.00%, 01/01/2013	1,062,740
1,805,000	Metropolitan Pier &
	Exposition Authority
	Illinois, 5.50%,
	06/15/2016 (ETM)	1,985,211
2,000,000	Northwest Suburban
	Illinois Municipal
	Joint Action Revenue
	Bonds, 5.00%,
	05/01/2014 (ETM)	2,151,360
		12,050,005
Indiana – 2.0%
1,330,000	Hammond Indiana
	Multi-School Building
	Corporation,
	5.00%, 07/15/2018	1,402,990

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Indiana – 2.0% (cont.)
$285,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	$346,415
1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017	1,050,400
		2,799,805
Iowa – 1.1%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(MBIA Insured)	1,083,538
405,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (ETM)	438,514
		1,522,052
Louisiana – 2.2%
400,000	Houma-Terrebonne Public
	Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	430,200
1,000,000	Houma-Terrebonne Public
	Trust Financing Authority
	Single Family Mortgage
	Revenue, 7.30%,
	04/01/2011 (ETM)	1,104,340
1,450,000	Jefferson Parish Louisiana
	Home Mortgage
	Authority, 7.10%,
	08/01/2010 (ETM)	1,572,511
		3,107,051
Massachusetts – 6.1%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	6,232,980
2,200,000	Massachusetts State
	Water Resources
	Authority, 6.50%,
	07/15/2019 (ETM)	2,550,988
		8,783,968
Michigan – 2.4%
1,000,000	Cornell Twp Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018	1,091,830
2,185,000	Detroit Michigan Sewer
	Disposal Revenue Bonds,
	5.00%, 07/01/2030
	(Pre-refunded to
	07/01/2015)	2,364,236
		3,456,066
Minnesota – 2.1%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014	1,092,718
1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020	1,276,588
550,000	Western Minnesota
	Municipal Power
	Agency, 6.375%,
	01/01/2016 (ETM)	606,485
		2,975,791

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Mississippi – 0.3%
$600,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	$448,368
Missouri – 1.6%
2,000,000	St. Louis County
	Industrial Development
	Authority, 6.625%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,300,120
Nebraska – 1.2%
1,640,000	Nebraska Public Power
	District Revenue,
	5.00%, 01/01/2015	1,735,874
Nevada – 1.5%
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,111,137
New Jersey – 2.6%
1,000,000	New Jersey State
	Transportation Trust
	Fund Authority, 6.00%,
	12/15/2017 (Pre-refunded
	to 12/15/2011)	1,092,800
	New Jersey State Turnpike
	Authority: (ETM)
177,000	6.75%, 01/01/2009	181,321
130,000	6.50%, 01/01/2016	147,412
2,000,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,248,040
		3,669,573
New Mexico – 0.8%
1,000,000	New Mexico State Hospital
	Equipment Loan Council
	Hospital Revenue, 5.25%,
	07/01/2025 (Pre-refunded
	to 07/01/2015)	1,084,490
New York – 0.9%
1,000,000	New York, New York,
	5.00%, 03/01/2016
	(FGIC Insured)	1,058,520
210,000	TSASC Inc. New York,
	4.75%, 06/01/2022	192,578
		1,251,098
North Carolina – 0.2%
225,000	North Carolina Eastern
	Municipal Power
	Agency Power Systems
	Revenue, 6.40%,
	01/01/2021 (ETM)	265,016
Ohio – 0.1%
135,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (ETM)	154,258
Oklahoma – 1.8%
2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	2,614,668

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Pennsylvania – 6.2%
$1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	$1,528,024
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,210,510
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	1,957,884
740,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	871,032
1,160,000	Pittsburgh Pennsylvania
	Water & Sewer
	Authority, 7.25%,
	09/01/2014 (ETM)	1,298,156
		8,865,606
South Carolina – 1.7%
285,000	Greenville South Carolina
	Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	304,346
2,000,000	Lexington County South
	Carolina Health Services
	District Hospital Revenue,
	5.50%, 11/01/2032
	(Pre-refunded to
	11/01/2013)	2,164,480
		2,468,826
South Dakota – 0.5%
610,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	689,086
Tennessee – 1.5%
335,000	Metropolitan
	Government Nashville &
	Davidson County
	Tennessee H&E, 6.10%,
	07/01/2010 (ETM)	345,131
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,799,415
		2,144,546
Texas – 25.3%
1,125,000	Barbers Hill
	Texas Independent
	School District
	General Obligation,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,191,127
1,000,000	Copperas Cove
	Texas Independent
	School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,070,950
1,500,000	Cypress-Fairbanks
	Texas Independent
	School District,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,599,615
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(PSF Guaranteed)	1,843,465

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Texas – 25.3% (cont.)
$1,000,000	Georgetown Texas
	Independent
	School District,
	5.00%, 02/15/2016
	(PSF Guaranteed)	$1,066,570
1,720,000	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue, 5.50%,
	10/01/2019 (ETM)	1,931,749
2,000,000	Harris County Texas,
	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,168,260
5,050,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue,
	7.125%, 02/15/2034
	(Pre-refunded to
	02/15/2014)	5,932,689
1,920,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (ETM)	2,282,861
1,315,000	La Porte Texas
	Independent
	School District,
	5.00%, 02/15/2018
	(MBIA Insured)	1,383,696
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(PSF Guaranteed)	1,853,466
1,050,000	Magnolia Texas
	Independent
	School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,132,688
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(PSF Guaranteed)	1,323,620
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,311,374
1,295,000	Rockwall Texas Independent
	School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	1,389,807
775,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	809,945
1,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	1,757,667
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(PSF Guaranteed)	2,125,260
575,000	Socorro Texas Independent
	School District,
	5.25%, 08/15/2012
	(PSF Guaranteed)	616,204
345,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	366,659

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 97.9% (cont.)
Texas – 25.3% (cont.)
$1,900,000	Trinity River Authority
	Texas Revenue,
	5.50%, 02/01/2021
	(MBIA Insured)	$2,065,262
1,000,000	University of Houston
	Texas, 5.25%, 02/15/2012
	(FSA Insured)	1,064,880
		36,287,814
Utah – 0.4%
540,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (ETM)	622,096
Washington – 0.9%
1,000,000	Snohomish County
	Washington Public Utilities
	Revenue Bonds,
	6.80%, 01/01/2020	1,225,150
	Total Municipal Bonds
	(Cost $139,976,154)	140,163,044

SHORT-TERM INVESTMENTS – 0.5%
Money Market Fund – 0.5%
660,108	Fidelity Institutional
	Tax-Exempt Portfolio,	660,108
	Total Short-Term
	Investments
	(Cost $660,108)	660,108
	Total Investments
	(Cost $140,636,262) –
	98.4%	140,823,152
	Other Assets in Excess
	of Liabilities – 1.6%	2,293,464
	TOTAL NET
	ASSETS – 100.0%	$143,116,616

ETM – Escrowed to Maturity
^  Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$660,108
Level 2 – Other significant observable inputs	140,163,044
Level 3 – Significant unobservable inputs	—
Total	$140,823,152

Baird Core Plus Bond Fund

June 30, 2008

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index.  The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$172,332,535	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.58%	Investor Class:	0.55	%***
Investor Class:	5.32%	Portfolio Turnover Rate:****	38.2%
Average Effective Duration:	4.71 years	Total Number of Holdings:	240
Average Effective Maturity:	6.74 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2008.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Core Plus Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2008	One Year	Five Years	Inception(1)
Baird Core Plus Bond Fund – Institutional Class Shares	4.87%	4.74%	6.45%
Baird Core Plus Bond Fund – Investor Class Shares	4.61%	4.47%	6.18%
Lehman Brothers U.S. Universal Bond Index(2)	6.22%	4.15%	6.11%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2008.
(2)
The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8%
Asset Backed Securities – 7.7%
$900,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$889,119
190,920	Amresco Residential
	Securities Mortgage Loan
	Trust, Series 1998-2,
	Class A6, 6.45%,
	12/25/2027	188,877
600,000	Bayview Financial
	Acquisition Trust,
	Series 2007-A,
	6.205%, 05/28/2037	524,004
875,000	Credit-Based Asset
	Servicing and Security,
	Series 2005-CB3,
	4.725%, 05/25/2035	818,374
25,206	Contimortgage Home
	Equity Loan Trust,
	Series 1997-5, Class A6,
	6.87%, 03/15/2024	24,975
	Countrywide Asset-Backed
	Certificates:
600,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	507,759
1,000,000	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	913,911
400,000	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	250,611
1,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	915,730
1,300,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	1,210,459
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	555,964
475,000	Discover Card Master
	Trust I, Series 2005-2,
	Class A, 4.266%,
	04/17/2012	472,547
500,000	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	3.526%, 02/25/2036	393,631
	Green Tree Financial
	Corporation:
31,558	Series 1997-1, Class A5,
	6.86%, 03/15/2028	31,326
92,447	Series 1997-4, Class A5,
	6.88%, 02/15/2029	90,732
1,018,372	Series 1998-3, Class A5,
	6.22%, 03/01/2030	916,511
371,030	Series 1998-4, Class A5,
	6.18%, 04/01/2030	333,241
59,422	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	51,580
	Renaissance Home
	Equity Loan Trust:
519,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	486,890
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	479,004
1,300,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,176,819
270,698	Residential Asset Mortgage
	Products, Inc., Series
	2003-RS10, Class AI7,
	4.85%, 11/25/2033	249,262

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Asset Backed Securities – 7.7% (cont.)
$365,125	Residential Asset
	Securities Corporation,
	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033	$278,713
400,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007;
	Cost $380,000)*	96,000
1,579,595	Structured Asset Securities
	Corporation, Series
	2005-7XS, Class 1A4B,
	5.44%, 04/25/2035	1,452,839
		13,308,878
Financial – 11.9%
1,000,000	American General Finance,
	6.90%, 12/15/2017	871,565
1,000,000	Amvescap PLC,
	5.375%, 12/15/2014 f	891,211
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	544,869
300,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	363,782
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/02/2008)	190,505
400,000	Bear Stearns Co. Inc.,
	Series B, 6.95%,
	08/10/2012	415,909
170,000	Capmark Financial
	Group, Inc.,
	5.875%, 05/10/2012	119,920
	CIT Group, Inc.:
250,000	7.625%, 11/30/2012	207,795
400,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	183,904
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	661,030
725,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	645,499
500,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	498,795
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/02/2008)	497,642
600,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	637,784
250,000	First Union Capital,
	7.935%, 01/15/2027	252,460
	General Motors Acceptance
	Corporation Notes:
75,000	7.75%, 01/19/2010	64,135
400,000	6.875%, 09/15/2011	287,429
250,000	6.75%, 12/01/2014	165,111
350,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004 and
	12/04/2006; Cost $148,928
	and $198,740)*	334,337

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Financial – 11.9% (cont.)
$30,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006;
	Cost $33,031)*	$32,524
800,000	Hartford Financial
	Services Group,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	778,604
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $115,000)*	107,768
	Istar Financial, Inc.:
300,000	5.85%, 03/15/2017	237,375
500,000	Series B,
	4.875%, 01/15/2009	480,000
300,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	233,729
600,000	Key Bank NA,
	7.413%, 10/15/2027	558,677
400,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015	425,130
	Liberty Mutual Group:
500,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $489,025)*	478,750
375,000	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $239,982)*	318,176
500,000	Manufacturer And
	Traders Trust Co.,
	6.625%, 12/04/2017	482,757
100,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	97,083
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $700,000)*	290,500
	Merrill Lynch & Company:
600,000	6.875%, 04/25/2018	571,036
500,000	7.75%, 05/14/2038	468,737
871,000	National City Bank,
	6.20%, 12/15/2011	762,750
259,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	245,360
475,000	Popular North America Inc.,
	5.65%, 04/15/2009	470,403
100,000	Principal Financial Group
	(AU) Senior Notes,
	8.20%, 08/15/2009
	(Acquired 09/16/2005;
	Cost $112,015)* f	103,326
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	956,907
300,000	Residential Capital LLC,
	9.625%, 05/15/2015
	(Callable 05/15/2010)
	(Acquired 12/21/2006 and
	12/26/2006; Cost $78,328
	and $312,591 respectively)*	145,500
200,000	Santander Financial
	Issuances, 6.375%,
	02/15/2011 f	206,991

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Financial – 11.9% (cont.)
$1,100,000	Schwab Capital Trust I,
	7.50%, 11/15/2067
	(Callable 11/15/2017)	$995,577
500,000	Sovereign Bank,
	8.75%, 05/30/2018	476,863
1,200,000	Toll Road Inv. Part II,
	Series 1999B, 0.00%,
	02/15/2009 (Acquired
	02/04/2008; Cost
	$1,140,000)* ^	1,172,827
600,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	515,485
1,400,000	Washington Mutual
	Preferred Funding Trust III,
	6.895%, 12/31/2049
	(Callable 06/15/2012)
	(Acquired 12/12/2007 and
	02/05/2008; Cost $726,000
	and $136,000)*	714,000
275,000	Western Financial Bank,
	9.625%, 05/15/2012
	(Callable 05/15/2009)	286,167
		20,446,684
Industrial – 13.5%
1,000,000	American Standard Inc.,
	8.25%, 06/01/2009	1,031,856
750,000	Ametek Inc.,
	7.20%, 07/15/2008	750,946
300,000	AOL Time Warner, Inc.,
	7.625%, 04/15/2031	304,574
100,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	118,658
443,164	Atlas Air, Inc. Pass-Thru
	Certificates, Series 2000-1,
	8.707%, 01/02/2019	425,437
	Bunge Ltd. Finance
	Corporation Notes:
150,000	5.35%, 04/15/2014	140,161
100,000	5.10%, 07/15/2015	90,949
375,000	Clear Channel
	Communications,
	4.50%, 01/15/2010	345,000
500,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	574,686
	Continental Airlines, Inc.
	Pass-Thru Certificates:
43,115	Series 1998-1,
	6.541%, 09/15/2009	42,953
196,765	Series 2000-2,
	8.312%, 10/02/2012	181,024
59,997	Series 1997-4,
	6.90%, 01/02/2018	55,348
100,000	COX Communications Inc.
	Notes, 7.875%, 08/15/2009	102,589
750,000	CSX Corporation,
	6.25%, 04/01/2015	752,547
100,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	114,738
250,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	233,378
400,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $398,940)* f	403,351
430,419	Federal Express Corporation
	Pass-Thru Certificates, Series
	B2, 7.110%, 01/02/2014	430,419

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Industrial – 13.5% (cont.)
$500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)
	(Acquired 10/17/2007;
	Cost $479,375)*	$435,000
475,000	Fiserv, Inc.,
	6.125%, 11/20/2012	477,400
400,000	Ford Motor Company
	Debentures, 9.215%,
	09/15/2021	268,000
175,000	General Motors Nova
	Scotia Finance Company,
	6.85%, 10/15/2008 f	169,312
350,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	347,262
350,000	Health Management
	Association, 6.125%,
	04/15/2016	306,250
800,000	Humana, Inc.,
	7.20%, 06/15/2018	792,647
150,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/23/2005;
	Cost $161,474)* f	150,160
	International
	Paper Company:
1,000,000	4.25%, 01/15/2009	996,727
825,000	7.40%, 06/15/2014	823,409
300,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	290,526
300,000	Martin Marietta Materials,
	Inc., 6.25%, 05/01/2037	255,020
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018
	(Acquired 02/14/2008;
	Cost $249,800)*	252,691
900,000	Nisource Finance
	Corporation,
	5.40%, 07/15/2014	841,945
350,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	380,234
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066)* f	197,643
400,000	PEMEX Project Funding
	Master Trust, 9.125%,
	10/13/2010	436,000
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	273,484
500,000	Public Service Company
	Of New Mexico,
	7.95%, 05/15/2018	514,438
850,000	Rio Tinto Financial USA
	Ltd., 6.50%, 07/15/2018 f	852,579
200,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $197,602)* f	191,498
	Sprint Capital Corporation:
500,000	6.90%, 05/01/2019	438,750
300,000	8.75%, 03/15/2032	285,750
250,000	Sungard Data Systems Inc.
	Notes, 3.75%, 01/15/2009	246,562
175,000	TCI Communications,
	Inc. Debentures,
	7.875%, 08/01/2013	187,829
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Industrial – 13.5% (cont.)
$850,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	$821,907
200,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	203,015
92,000	Time Warner Companies,
	Inc., 6.875%, 06/15/2018	91,323
25,000	Time Warner
	Entertainment
	Senior Notes,
	8.875%, 10/01/2012	27,326
500,000	Transocean Inc.,
	6.80%, 03/15/2038 f	511,366
500,000	Tyco Electronics
	Group S.A.,
	7.125%, 10/01/2037 f	511,884
	Tyco International
	Group S.A.: f
150,000	6.125%, 01/15/2009	151,444
50,000	6.00%, 11/15/2013	48,246
	United AirLines, Inc.
	Pass-Thru Certificates:
183,718	Series 2001-1, Class A-2,
	6.201%, 09/01/2008	180,962
73,583	Series 2000-2, Class C,
	7.762%, 12/31/2049	64,201
1,000,000	Unitedhealth Group, Inc.
	Senior Unsecured Notes,
	6.00%, 02/15/2018	967,333
250,000	Univision Communication,
	Inc., 3.875%, 10/15/2008	246,250
701,123	US Airways Pass-Thru Trust,
	Series 1998-1, 7.35%,
	07/30/2019	634,516
322,000	USX Corporation,
	9.125%, 01/15/2013	366,330
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	108,193
125,000	6.875%, 11/21/2036	116,092
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	156,767
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	144,881
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	403,926
500,000	6.15%, 02/27/2037	457,259
500,000	Vulcan Materials,
	7.15%, 11/30/2037	495,106
		23,218,057
Mortgage Backed Securities – 36.7%
	Bank of America
	Alternative Loan Trust:
174,847	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	162,787
352,120	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	324,835
700,000	Chase Mortgage Finance
	Corporation, Series
	2006-A1, Class 2A3,
	6.00%, 09/25/2036	636,257
	Citigroup Mortgage
	Loan Trust, Inc.:
235,968	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	228,992
338,632	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	322,854
	Countrywide Alternative
	Loan Trust:
980,476	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	927,199
278,177	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	265,014

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Mortgage Backed Securities – 36.7% (cont.)
$1,000,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	$949,323
1,328,943	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,271,337
404,651	Deutsche Securities Inc.
	Mortgage, Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	385,861
949,332	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	973,210
	Federal Gold Loan Mortgage
	Corporation (FGLMC):
550,024	5.50%, 11/01/2017	558,390
558,957	5.00%, 12/01/2020	554,858
254,062	6.00%, 06/01/2021	260,363
153,388	6.50%, 12/01/2028	159,760
73,660	6.50%, 06/01/2029	76,743
	Federal Home
	Loan Mortgage
	Corporation (FHLMC):
985,373	5.00%, 05/01/2021	978,147
3,918,501	5.50%, 04/01/2037	3,864,009
336,702	Series 3122, Class VA,
	6.00%, 01/15/2017	347,678
2,782,322	Series R010, Class VA,
	5.50%, 04/15/2017	2,832,478
1,999,279	Series R010, Class AB,
	5.50%, 12/15/2019	2,018,475
15,794	Series 1053, Class G,
	7.00%, 03/15/2021	16,624
35,216	Series 136, Class E,
	6.00%, 04/15/2021	35,169
300,000	Series 2673, Class NC,
	5.50%, 05/15/2021	306,110
250,385	Series 2804, Class VC,
	5.00%, 07/15/2021	246,247
31,862	Series 1122, Class G,
	7.00%, 08/15/2021	32,977
74,658	Series 1186, Class I,
	7.00%, 12/15/2021	78,143
183,284	Series 3132, Class MA,
	5.50%, 12/15/2023	186,566
140,427	Series 2598, Class QC,
	4.50%, 06/15/2027	141,065
	Federal National Mortgage
	Association (FNMA):
232,223	5.00%, 02/01/2018	232,003
163,820	5.00%, 10/01/2018	163,613
161,398	5.00%, 11/01/2018	161,194
1,075,601	5.50%, 03/01/2023	1,074,902
797,197	5.50%, 07/01/2023	796,680
1,088,238	5.50%, 12/01/2023	1,087,532
280,194	6.00%, 03/01/2026	284,768
1,490,830	5.00%, 05/01/2028	1,448,930
119,378	6.50%, 09/01/2028	124,226
236,279	6.50%, 02/01/2029	245,874
196,206	5.50%, 01/01/2032	194,730
2,001,630	5.50%, 04/01/2034	1,984,702
198,684	5.50%, 02/01/2035	196,631
3,356,167	5.50%, 02/01/2035	3,321,491
6,050,346	5.50%, 04/01/2036	5,982,161
1,895,414	6.00%, 08/01/2037	1,899,547
14,804	Series 1989-94, Class G,
	7.50%, 12/25/2019	15,944
61,186	Series 1990-15, Class J,
	7.00%, 02/25/2020	63,163
12,407	Series 1991-21, Class J,
	7.00%, 03/25/2021	13,121
229,082	Series 1991-43, Class J,
	7.00%, 05/25/2021	243,126

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Mortgage Backed Securities – 36.7% (cont.)
$295,404	Series 1991-65, Class Z,
	6.50%, 06/25/2021	$310,251
461,426	Series 1992-129, Class L,
	6.00%, 07/25/2022	475,569
1,365,190	Series 2003-33, Class LD,
	4.25%, 09/25/2022	1,344,576
91,312	Series 1993-32, Class H,
	6.00%, 03/25/2023	92,617
479,874	Series 1993-58, Class H,
	5.50%, 04/25/2023	487,112
172,319	Series 2003-31, Class KG,
	4.50%, 12/25/2028	174,150
2,300,000	Series 2002-85, Class PD,
	5.50%, 05/25/2031	2,315,645
41,685	Series 2003-44, Class AB,
	3.75%, 05/25/2033	39,278
946,049	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	923,167
795,116	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	759,080
1,500,000	Series 2004-W10, Class A4,
	5.75%, 08/25/2034	1,453,979
	First Horizon Alternative
	Mortgage Securities:
258,528	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	239,913
2,245,041	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	2,079,787
825,000	First Union National Bank
	Commercial Mortgage
	Securities Inc., Series
	2001-C4, Class A2,
	6.223%, 12/12/2033	841,859
	GE Capital Commercial
	Mortgage Corporation:
765,137	Series 2000-1, Class A2,
	6.496%, 01/15/2033	784,153
1,300,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,275,886
600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	583,030
1,500,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,417,043
	Government National
	Mortgage Association
	(GNMA):
135,525	6.00%, 12/20/2028	138,198
50,345	6.50%, 01/20/2029	52,201
131,460	6.00%, 11/20/2033	133,601
729,723	Series 2003-2, Class PB,
	5.50%, 03/20/2032	740,256
1,786,228	J.P. Morgan Alternative
	Loan Trust, Series 2005-S1,
	Class 3A1, 5.50%,
	10/25/2020	1,762,227
	J.P. Morgan Mortgage Trust:
600,000	Series 2006-A7, Class 2A4R,
	5.457%, 01/25/2037	538,046
700,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037	647,436
	Master Alternative
	Loans Trust:
913,204	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	860,779
555,402	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	523,662
173,266	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	152,257

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Mortgage Backed Securities – 36.7% (cont.)
$1,287,806	Salomon Brothers Mortgage
	Securities VII, Series
	2000-C2, Class A2,
	7.455%, 07/18/2033	$1,327,711
1,250,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,208,909
	Washington Mutual, Inc.
	Pass-Thru Certificates:
188,000	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	180,245
607,129	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	585,134
201,440	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	200,433
		63,323,999
Taxable Municipal Bonds – 0.5%
700,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	643,216
165,121	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	158,867
		802,083
Utilities – 2.9%
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	168,673
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	200,642
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	151,240
1,000,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	940,940
250,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.95%, 01/15/2038	248,130
300,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	267,000
70,653	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $70,653)*	69,060
400,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	418,238
50,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	48,212
900,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	899,780
300,000	Pepco Holdings, Inc.,
	6.125%, 06/01/2017	289,945
200,000	PPL Energy Supply LLC,
	6.20%, 05/15/2016	195,395
200,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	209,774
285,018	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	320,625
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502)*	286,601

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)
Utilities – 2.9% (cont.)
	Williams Cos. Inc. Notes:
$100,000	7.125%, 09/01/2011	$103,500
200,000	7.875%, 09/01/2021	212,000
		5,027,265
U.S. Government Agency Issues – 12.8%
20,775,000	Federal National Mortgage
	Association (FNMA),
	6.00%, 05/15/2011	22,122,196
		22,122,196
U.S. Treasury Obligations – 8.8%
12,750,000	U.S. Treasury Bond,
	6.25%, 08/15/2023	15,169,516
	Total Long-Term
	Investments
	(Cost $167,508,765)	163,421,168

SHORT-TERM INVESTMENTS – 4.6%
Money Market Fund – 4.6%
7,935,325	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	7,935,325
	Total Short-Term
	Investments
	(Cost $7,935,325)	7,935,325

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2%
Certificate of Deposit – 2.5%
1,523,696	Bank of Scotland,
	2.9944%, 05/06/09	1,519,948
1,726,855	Barclays Bank,
	3.3615%, 03/16/09	1,726,476
1,015,797	Natixis Bank
	of New York,
	3.35%, 06/30/09	1,012,943
		4,259,367
Commercial Paper – 6.6%
1,015,797	Barton Capital
	Corporation,
	2.171%, 07/25/08	1,014,009
1,180,458	Falcon Asset SC
	Corporation,
	2.17%, 07/24/08	1,178,463
1,015,797	Kitty Hawk Funding Corp.,
	2.181%, 07/25/08	1,014,009
1,029,545	KKR Atlantic
	Funding Trust,
	3.05875%, 03/25/09 #	1,029,545
1,015,797	Ranger Funding Company
	LLC, 2.6%, 08/22/08	1,011,734
1,015,797	Sheffield Receivables,
	2.151%, 07/16/08	1,014,660
1,015,797	Societe Gen North America,
	2.8%, 09/04/08	1,010,434
1,015,797	Thames Ast Global Sec.,
	2.251%, 07/07/08	1,015,300
1,015,797	Thunder Bay Funding
	LLC, 2.15%, 07/11/08	1,015,015
1,015,797	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	1,010,109
1,015,797	Windmill Funding,
	2.2%, 08/18/08	1,012,039
		11,325,317

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2% (cont.)
Corporate Bonds and Notes – 2.4%
$507,889	Allstate Life GL,
	3.34%, 03/20/09	$507,111
1,117,377	Allstate Life GL,
	3.0575%, 03/20/09	1,117,377
1,523,696	Wachovia Bank NA,
	2.17%, 02/04/09	1,520,527
1,015,797	Svenska Handelsbanken,
	2.232%, 02/06/09	1,015,188
		4,160,203

Shares
Money Market Mutual Funds – 2.0%
1,422,163	Merrill Lynch Premier
	Institutional Fund	1,422,163
2,031,595	Reserve Primary Fund	2,031,595
		3,453,758

Principal
Amount
Repurchase Agreements – 13.7%
7,618,480	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $7,770,999.
	Repurchase proceeds
	are $7,619,062.)	7,618,480
7,618,480	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.00 – 6.00%, 07/01/25 –
	08/01/35, valued at
	$7,771,060. Repurchase
	proceeds are $7,619,062.)	7,618,480
7,618,480	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by Freddie Mac
	Collateralized Mortgage
	Obligation Guaranteed
	Zero Coupon Bonds,
	07/15/35 – 01/15/37,
	valued at $7,847,242.
	Repurchase proceeds
	are $7,619,051.)	7,618,480

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2% (cont.)
Repurchase Agreements – 13.7% (cont.)
$711,058	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	a Freddie Mac Collateralized
	Mortgage Obligation,
	3.07%, 09/15/37, valued at
	$726,229. Repurchase
	proceeds are $711,112.)	$711,058
		23,566,498
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $46,765,143)	46,765,143
	Total Investments
	(Cost $222,209,233) –
	126.6%	218,121,636
	Liabilities in Excess of
	Other Assets – (26.6)%	(45,789,101)
	TOTAL NET
	ASSETS – 100.0%	$172,332,535

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$11,389,083
Level 2 – Other significant observable inputs	205,703,008
Level 3 – Significant unobservable inputs	1,029,545
Total	$218,121,636

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$1,107,921
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	17,954
Net purchases (sales/paydowns)	(96,330)
Transfers in and / or out of Level 3*	—
Balance as of 06/30/08	$1,029,545

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Short-Term Bond Fund

June 30, 2008

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$262,974,297	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.18%	Portfolio Turnover Rate:***	50.6%
Average Effective Duration:	1.77 years	Total Number of Holdings:	182
Average Effective Maturity:	2.41 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2008.
***	Not annualized.

Baird Short-Term Bond Fund

Average Annual Total Returns

For the Periods Ended June 30, 2008	One Year	Since Inception(1)
Baird Short-Term Bond Fund – Institutional Class	4.76%	3.52%
Lehman Brothers 1-3 Year Government/Credit Bond Index(2)	6.74%	3.89%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2008.
(2)
The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6%
Asset Backed Securities – 7.1%
$46,036	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	$45,954
320,920	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	309,885
	Countrywide Asset-Backed
	Certificates:
1,500,000	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	928,851
1,153,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	1,151,895
1,532,390	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	1,532,473
2,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	1,831,460
1,245,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	1,012,083
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	1,353,809
1,340,323	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class AF2,
	5.303%, 12/25/2035	1,307,626
	Discover Card
	Master Trust I,
550,000	Series 2003-4, Class A1,
	4.346%, 05/15/2011	548,552
1,225,000	Series 2005-2, Class A,
	4.266%, 04/17/2012	1,218,673
1,339,927	Ford Credit Auto Owner
	Trust, Series 2005-B, Class
	A4, 4.38%, 01/15/2010	1,341,504
3,500,000	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class
	A2, 3.526%,
	02/25/2036	2,755,414
	Green Tree Financial
	Corporation:
64,856	Series 1998-2, Class A5,
	6.24%, 11/01/2016	61,855
718,513	Series 1998-3, Class A5,
	6.22%, 03/01/2030	646,645
436,242	Series 1999-3, Class A6,
	6.50%, 02/01/2031	436,236
2,000,000	Renaissance Home Equity
	Loan Trust, Series 2007-2,
	Class AF2, 5.675%,
	06/25/2037	1,810,491
360,139	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	331,154
		18,624,560
Financial – 24.3%
	American General Finance
	Corporation Notes:
1,099,000	8.45%, 10/15/2009	1,129,704
1,000,000	4.00%, 03/15/2011	929,946
1,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	1,003,280
1,225,000	Amvescap PLC,
	5.625%, 04/17/2012	1,169,446
820,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	864,547
1,130,000	Banco Santander
	Central Hispano,
	7.625%, 11/03/2009 f	1,158,686

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 24.3% (cont.)
$500,000	Bank of Ireland,
	2.863%, 12/18/2009 f	$494,846
2,000,000	Bank of Hawaii,
	6.875%, 03/01/2009	2,029,244
250,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	8.40%, 04/15/2010 f	263,775
251,000	Bank United Notes,
	8.00%, 03/15/2009	244,097
383,000	Bayerische Landesbank
	Yankee Deposit Notes,
	5.65%, 02/01/2009 f	387,319
1,550,000	Bear Stearns Co.
	Incorporated,
	2.875%, 07/02/2008	1,550,000
500,000	Charles Schwab
	Corporation Senior Notes,
	8.05%, 03/01/2010	522,694
	Cit Group, Inc.
	Senior Notes:
2,000,000	4.25%, 02/01/2010	1,692,344
250,000	4.75%, 12/15/2010	203,886
	Citifinancial Debentures:
1,000,000	10.00%, 12/01/2008	1,026,227
375,000	10.00%, 05/15/2009	391,665
	Compass Bank
	Subordinated Notes:
1,000,000	6.45%, 05/01/2009	1,003,783
850,000	8.10%, 08/15/2009	864,102
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 01/26/2006
	and 05/31/2006; Cost
	$211,938 and $196,930)*	397,681
1,000,000	Countrywide Home
	Loans Notes,
	4.125%, 09/15/2009	955,083
175,000	Export-Import Bank
	Korea Notes,
	4.625%, 03/16/2010 f	174,578
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/02/2008)	995,284
1,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027	1,506,135
1,500,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,594,460
500,000	First Tennessee Bank,
	5.316%, 12/08/2008	496,494
800,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027 (Callable
	09/02/2008)	807,871
1,475,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	1,542,611
273,000	Goldman Sachs
	Group, Inc. Senior
	Unsubordinated Notes,
	7.80%, 01/28/2010	285,248
1,500,000	HSBC USA Capital
	Trust II, 8.38%,
	05/15/2027 (Callable
	06/09/2008) (Acquired
	11/06/2007;
	Cost $1,562,192)*	1,491,185
2,000,000	Istar Financial, Inc., Series
	B, 4.875%, 01/15/2009	1,920,000

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 24.3% (cont.)
$600,000	Korea Development
	Bank Notes,
	3.875%, 03/02/2009 f	$598,982
400,000	Lehman Brothers
	Holdings, Inc. Notes,
	3.50%, 08/07/2008	399,327
2,500,000	M&I Marshall
	& Ilsley Bank,
	2.93%, 06/16/2010	2,335,440
2,000,000	Marsh & McLennan
	Cos, Inc., 7.125%,
	06/15/2009	2,020,110
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 09/02/2008)	2,661,937
	Merrill Lynch & Co.:
720,000	4.831%, 10/27/2008	719,589
1,500,000	4.966%, 05/12/2010	1,476,209
1,020,000	Mony Group, Inc.,
	8.35%, 03/15/2010	1,066,622
886,000	Morgan Stanley,
	8.00%, 06/15/2010	911,603
1,560,000	National Australia Bank
	Ltd. Subordinated Notes,
	Series A, 8.60%,
	05/19/2010 f	1,669,415
245,000	National City Corporation,
	5.75%, 02/01/2009	239,911
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/02/2008)	722,599
625,000	New York Life
	Global Funding,
	3.875%, 01/15/2009
	(Acquired 01/23/2006;
	Cost $608,075)*	626,365
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/02/2008)	879,866
1,433,000	PNC Financial Services
	Subordinated Notes,
	9.65%, 06/15/2009	1,491,833
1,050,000	PNC Funding Corporation,
	6.125%, 02/15/2009	1,059,675
1,965,000	Popular North America,
	Inc.: 4.70%, 06/30/2009	1,940,943
1,500,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009
	(Acquired 05/10/2007;
	Cost $1,440,000)* #	750,000
500,000	Principal Financial
	Group Notes,
	8.20%, 08/15/2009
	(Acquired 05/14/2008;
	Cost $523,030)* f	516,631
455,000	Republic New York
	Corporation Subordinated
	Notes, 9.70%, 02/01/2009	467,562
1,050,000	Residential Capital LLC,
	8.50%, 05/15/2010
	(Acquired 09/08/2006
	and 08/21/2007; Cost
	$600,511 and $394,098)*	882,000
	Santander Financial Issuances,
550,000	6.375%, 02/15/2011 f	569,225
1,065,000	SLM Corporation Notes,
	3.95%, 08/15/2008	1,057,867
1,724,000	Sovereign Bancorp,
	4.80%, 09/01/2010	1,529,919
1,500,000	Travelers Companies,
	Inc., Series C,
	6.38%, 12/15/2008	1,513,662

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Financial – 24.3% (cont.)
$2,400,000	Toll Road Inv. Part II,
	Series 1999B, 0.00%,
	02/15/2009 (Acquired
	02/04/2008; Cost
	$2,280,000)* ^	$2,345,654
1,000,000	Union Planters
	Corporation
	Subordinated Notes,
	7.75%, 03/01/2011	1,022,227
850,000	Unum Group,
	5.859%, 05/15/2009	858,431
1,419,000	Washington Mutual, Inc.
	Subordinated Notes,
	8.25%, 04/01/2010	1,255,815
1,175,000	Western Financial Bank
	Subordinated Debentures,
	9.625%, 05/15/2012
	(Callable 05/15/2009)	1,222,714
		63,908,354
Industrial – 19.2%
1,500,000	American Standard Inc.,
	8.25%, 06/01/2009	1,547,784
1,500,000	Ametek, Inc., Senior Notes,
	7.20%, 07/15/2008	1,501,893
610,000	Anadarko Petroleum Corp.,
	3.176%, 09/15/2009
	(Callable 09/02/2008)	603,016
150,000	BellSouth
	Telecommunication
	Debentures,
	5.875%, 01/15/2009	151,610
2,225,000	British Telecom
	PLC Notes,
	8.625%, 12/15/2010 f	2,389,094
1,550,000	Bunge Limited Finance
	Corporation,
	4.375%, 12/15/2008	1,552,353
874,000	Cadbury Schweppes
	U.S. Finance Notes,
	3.875%, 10/01/2008
	(Acquired 08/30/2005
	and 02/14/2007; Cost
	$685,461 and $170,084)*	873,105
500,000	Clear Channel
	Communications, Senior
	Notes, 7.65%, 09/15/2010	512,875
950,000	Comcast Cable
	Communications, Inc.
	Notes, 6.20%, 11/15/2008	953,479
500,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	574,686
725,000	Computer Sciences
	Corporation Senior Notes,
	7.375%, 06/15/2011	761,146
	COX Communications
	Inc. Notes:
1,000,000	3.875%, 10/01/2008	998,634
1,581,000	7.875%, 08/15/2009	1,621,940
1,975,000	Deutsche Telekom
	International Finance BV,
	8.00%, 06/15/2010 f	2,089,333
1,625,000	Developers Diversified
	Realty Corp.,
	3.875%, 01/30/2009	1,605,684
662,000	Devon Energy
	Corporation Debentures,
	10.125%, 11/15/2009	712,668
1,500,000	Donnelley (R.R.) & Sons
	Notes, 3.75%, 04/01/2009	1,484,644
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Industrial – 19.2% (cont.)
$600,000	Electronic Data
	Systems Corp.,
	7.125%, 10/15/2009	$618,760
500,000	Fiserv, Inc.,
	6.125%, 11/20/2012	502,526
	Halliburton
	Company Notes:
225,000	5.625%, 12/01/2008	226,463
500,000	5.50%, 10/15/2010	517,985
2,000,000	Home Depot, Inc.,
	3.75%, 09/15/2009	1,955,814
1,000,000	ICI Wilmington, Inc.,
	4.375%, 12/01/2008	1,001,465
675,000	International Paper
	Company Notes,
	4.00%, 04/01/2010	653,485
1,670,000	J.C. Penney Corporation
	Inc., 7.375%, 08/15/2008	1,674,492
1,395,000	Macy’s Retail Holdings Inc.,
	6.625%, 09/01/2008	1,396,594
500,000	Martin Marietta Materials,
	Inc., 5.875%, 12/01/2008	501,350
1,250,000	Masco Corporation,
	5.75%, 10/15/2008	1,253,016
1,450,000	News America Holdings,
	7.375%, 10/17/2008	1,465,529
	PEMEX Project Funding
	Master Trust:
7,000	6.125%, 08/15/2008	7,028
1,400,000	9.125%, 10/13/2010	1,526,000
1,770,000	Republic Services, Inc.,
	7.125%, 05/15/2009	1,796,414
1,787,000	Rio Tinto Financial
	USA Ltd.,
	2.625%, 09/30/2008 f	1,781,728
1,500,000	Sprint Capital
	Corporation Notes,
	6.375%, 05/01/2009	1,500,000
	Telecom Italia Capital: f
2,750,000	4.00%, 11/15/2008	2,749,588
1,000,000	4.00%, 01/15/2010	986,555
1,600,000	Transocean Inc.,
	3.214%, 09/05/2008
	(Callable 09/02/2008) f	1,597,896
800,000	Tyco International Group
	SA, 6.125%, 11/01/2008 f	802,512
272,175	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2001-1, Class A-2,
	6.201%, 09/01/2008	268,092
1,825,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,907,333
	Vodafone Group PLC: f
1,105,000	7.75%, 02/15/2010	1,154,689
1,000,000	5.50%, 06/15/2011	1,009,816
	Waste Management, Inc.:
550,000	6.50%, 11/15/2008	555,764
200,000	6.875%, 05/15/2009	203,946
910,000	7.65%, 03/15/2011	958,751
		50,507,535
Mortgage Backed Securities – 16.8%
827,330	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	778,705
1,842,670	Chase Mortgage
	Finance Corporation,
	Series 2005-A1, Class 2A2,
	5.237%, 12/25/2035	1,823,219

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Mortgage Backed Securities – 16.8% (cont.)
	Citicorp Mortgage
	Securities, Inc.:
$233,835	Series 2003-11, Class 2A8,
	5.50%, 12/25/2033	$230,472
689,540	Series 2004-3, Class A2,
	5.25%, 05/25/2034	671,231
400,810	Series 2004-4, Class A2,
	5.25%, 06/25/2034	384,541
	Countrywide Alternative
	Loan Trust:
1,221,962	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,149,055
2,771,488	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	2,663,778
818,744	Series 2005-73CB, Class
	1A7, 5.50%, 01/25/2036	763,500
1,265,660	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,210,797
1,968,116	Credit Suisse First Boston
	Mortgage Securities
	Corporation,
	Series 1998-C2, Class A2,
	6.30%, 11/15/2030	1,975,254
	Deutsche Alternative
	Securities Inc. Mortgage:
614,723	Series 2003-3, Class 2A5,
	5.00%, 10/25/2033	611,938
1,759,498	Series 2005-4, Class A2,
	5.05%, 09/25/2035	1,724,745
3,085,329	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	3,162,931
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
61,325	Series 2548, Class HA,
	4.50%, 01/15/2010	61,670
513,504	Series 2835, Class VK,
	5.50%, 11/15/2012	523,772
797,339	Series 3033, Class LU,
	5.50%, 03/15/2013	818,061
2,242,704	Series 3124, Class VP,
	6.00%, 06/15/2014	2,323,302
2,912,600	Series R014, Class AL,
	5.50%, 10/15/2014	2,959,766
277,153	Series 2789, Class VM,
	5.50%, 04/15/2015	283,511
1,000,000	Series 2390, Class PW,
	6.00%, 04/15/2015	1,015,897
1,471,950	Series 2857, Class VA,
	5.00%, 09/15/2015	1,488,089
161,045	Series 2541, Class JB,
	5.00%, 02/15/2016	162,936
511,306	Series 2970, Class DA,
	5.50%, 01/15/2023	522,163
	Federal National Mortgage
	Association (FNMA):
520,504	5.50%, 07/01/2015	528,053
868,777	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	877,148
950,986	Series 2003-24, Class LC,
	5.00%, 12/25/2015	961,239
698,479	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	714,563
1,645,303	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	1,605,508
4,200,000	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	4,166,494

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Mortgage Backed Securities – 16.8% (cont.)
$2,000,000	J.P. Morgan Alternative
	Loan Trust, Series 2006-S2,
	Class A2, 5.81%,
	05/25/2036	$1,987,785
577,378	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	539,111
743,961	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3, 5.50%,
	09/25/2033	741,834
	Salomon Brothers
	Mortgage Securities VII:
1,569,150	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	1,612,279
989,837	Series 2001-C2, Class A3,
	6.50%, 10/13/2011	1,015,643
1,159,025	Series 2000-C2, Class A2,
	7.455%, 07/18/2033	1,194,940
	Washington Mutual, Inc.
	Pass-Thru Certificates:
584,108	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	550,432
526,744	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	503,316
		44,307,678
Taxable Municipal Bonds – 1.5%
455,782	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	450,737
560,000	Missouri State Housing
	Development Revenue Bond,
	5.74%, 03/01/2037	564,642
1,500,000	Pennsylvania State
	Turnpike Commission,
	5.29%, 10/15/2009	1,508,775
385,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	387,187
370,000	Richmond Joint Powers
	Financing Authority
	Tax Allocation,
	7.35%, 09/01/2010	376,445
558,873	Tobacco Settlement
	Financing Corporation,
	Series 2001A, Class A,
	6.36%, 05/15/2025	537,703
		3,825,489
Utilities – 4.5%
1,000,000	Baltimore Gas & Electric
	Company Notes,
	5.78%, 10/01/2008	1,004,239
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	960,922
1,000,000	Constellation Energy
	Group Inc. Senior Notes,
	6.125%, 09/01/2009	1,013,922
1,000,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.30%, 02/01/2009	1,010,142
500,000	MidAmerican Energy
	Holdings Company
	Senior Notes,
	7.52%, 09/15/2008	503,535
1,000,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	1,037,015

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.6% (cont.)
Utilities – 4.5% (cont.)
$1,682,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	$1,681,590
1,000,000	Pepco Holdings, Inc.
	Senior Notes, 6.246%,
	06/01/2010 (Callable
	09/02/2008)	991,106
2,350,000	PPL Capital Funding
	Trust I, Series A,
	4.33%, 03/01/2009	2,349,114
250,000	PSE&G Power LLC,
	3.75%, 04/01/2009	249,680
968,000	Public Service New
	Mexico Senior Notes,
	4.40%, 09/15/2008	964,653
		11,765,918
U.S. Government Agency Issues – 16.0%
	Federal National Mortgage
	Association (FNMA):
23,800,000	6.00%, 05/15/2011	25,343,359
17,200,000	3.625%, 02/12/2013	16,857,066
		42,200,425
U.S. Treasury Obligations – 8.2%
20,900,000	U.S. Treasury Note,
	4.125%, 08/31/2012	21,633,130
	Total Long-Term
	Investments
	(Cost $260,941,123)	256,773,089

SHORT-TERM INVESTMENTS – 0.0%
Money Market Fund – 0.0%
770	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	770
	Total Short-Term
	Investments (Cost $770)	770

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.7%
Certificate of Deposit – 2.5%
2,381,453	Bank of Scotland,
	2.9944%, 05/06/09	2,375,595
2,698,980	Barclays Bank,
	3.3615%, 03/16/09	2,698,387
1,587,636	Natixis Bank of New York,
	3.35%, 06/30/09	1,583,174
		6,657,156
Commercial Paper – 6.6%
1,587,636	Barton Capital Corporation,
	2.171%, 07/25/08	1,584,841
1,844,991	Falcon Asset
	SC Corporation,
	2.17%, 07/24/08	1,841,873
1,587,636	Kitty Hawk Funding
	Corp., 2.181%, 07/25/08	1,584,841
1,315,058	KKR Atlantic
	Funding Trust,
	3.05875%, 03/25/09 #	1,315,058
1,587,636	Ranger Funding
	Company LLC,
	2.6%, 08/22/08	1,581,285
1,587,636	Sheffield Receivables,
	2.151%, 07/16/08	1,585,857

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.7%(cont.)
Commercial Paper – 6.6% (cont.)
$1,587,636	Societe Gen
	North America,
	2.8%, 09/04/08	$1,579,253
1,587,636	Thames Ast Global Sec.,
	2.251%, 07/07/08	1,586,858
1,587,636	Thunder Bay
	Funding LLC,
	2.15%, 07/11/08	1,586,413
1,587,636	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	1,578,745
1,587,636	Windmill Funding,
	2.2%, 08/18/08	1,581,761
		17,406,785
Corporate Bonds and Notes – 2.5%
793,818	Allstate Life GL,
	3.34%, 03/20/09	792,587
1,746,399	Allstate Life GL,
	3.0575%, 03/20/09	1,746,399
2,381,453	Wachovia Bank NA,
	2.17%, 02/04/09	2,376,500
1,587,636	Svenska Handelsbanken,
	2.232%, 02/06/09	1,586,683
		6,502,169
Principal
Shares
Money Market Mutual Funds – 2.1%
2,222,762	Merrill Lynch Premier
	Institutional Fund	2,222,762
3,175,271	Reserve Primary Fund	3,175,271
		5,398,033

Amount
Repurchase Agreements – 14.0%
$11,907,266	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $12,145,646.
	Repurchase proceeds
	are $11,908,176.)	11,907,266
11,907,266	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by various collateralized
	mortgage obligations,
	5.00 – 6.00%, 07/01/25 –
	08/01/35, valued at
	$12,145,741. Repurchase
	proceeds are $11,908,176.)	11,907,266
11,907,266	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by Freddie Mac
	Collateralized Mortgage
	Obligation Guaranteed
	Zero Coupon Bonds,
	07/15/35 – 01/15/37,
	valued at $12,264,810.
	Repurchase proceeds
	are $11,908,159.)	11,907,266

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.7%(cont.)
Repurchase Agreements – 14.0% (cont.)
$1,111,345	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized
	by a Freddie Mac
	Collateralized Mortgage
	Obligation, 3.07%,
	09/15/37, valued
	at $1,135,056.
	Repurchase proceeds
	are $1,111,430.)	$1,111,345
		36,833,143
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $72,797,286)	72,797,286
	Total Investments
	(Cost $333,739,179) –
	125.3%	329,571,145
	Liabilities in Excess of
	Other Assets – (25.3)%	(66,596,848)
	TOTAL NET
	ASSETS – 100.00%	$262,974,297

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$5,398,803
Level 2 – Other significant observable inputs	322,107,284
Level 3 – Significant unobservable inputs	2,065,058
Total	$329,571,145

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments

Balance as of 12/31/07	$1,415,168
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	22,933
Net purchases (sales/paydowns)	(123,043)
Transfers in and / or out of Level 3*	750,000
Balance as of 06/30/08	$2,065,058

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2008 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U. S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/08 – 6/30/08).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During the Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2008 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2008

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/08	6/30/08	Period(1)	6/30/08	Period(1)
Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,003.60	$1.49	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,001.40	$2.74	$1,022.13	$2.77
Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$ 995.30	$1.49	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$ 994.30	$2.73	$1,022.13	$2.77
Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,009.20	$1.50	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,007.00	$2.74	$1,022.13	$2.77
Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,012.80	$1.49	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,001.70	$2.74	$1,022.13	$2.77
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,008.70	$1.50	$1,023.37	$1.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2008 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $528,473,376;
$938,497,196; $140,636,262; $198,642,735;
& $296,906,036, respectively)	$518,689,102	$915,453,893	$140,823,152	$194,555,138	$292,738,002
Repurchase agreements
(cost $77,638,785; $82,838,597; $0;
$23,566,498; & $36,833,143, respectively)	77,638,785	82,838,597	—	23,566,498	36,833,143
Interest receivable	4,948,026	8,296,431	2,284,615	1,683,242	2,764,785
Receivable for investments sold	—	—	—	—	7,816,535
Receivable for paydowns on investments held	37,714	5,095	—	5,584	—
Receivable for Fund shares sold	5,629,490	26,189,821	48,639	383,952	29,406
Cash	—	—	—	7,297	—
Total assets	606,943,117	$1,032,783,837	143,156,406	220,201,711	340,181,871
LIABILITIES:
Payable for collateral
received for securities loaned (Note 6)	154,392,866	166,024,483	—	46,765,143	72,797,286
Payable for securities purchased	3,084,393	10,687,367	—	1,035,424	3,580,225
Payable for Fund shares repurchased	1,019,608	228,311	836	10,917	161,620
Payable to Advisor and Distributor	112,372	210,119	38,954	57,692	66,058
Payable to the Custodian	273,841	11,630	—	—	602,046
Other liabilities	—	—	—	—	339
Total liabilities	158,883,080	177,161,910	39,790	47,869,176	77,207,574
NET ASSETS	$448,060,037	$855,621,927	$143,116,616	$172,332,535	$262,974,297
NET ASSETS CONSIST OF:
Capital stock	$458,086,297	$877,393,763	$143,283,224	$175,503,939	$266,154,159
Accumulated undistributed
net investment income	331,753	818,742	234,191	176,295	227,964
Accumulated net realized gain/(loss)
on investments sold	(573,739)	452,725	(587,689)	739,898	760,208
Net unrealized appreciation (depreciation)
on investments	(9,784,274)	(23,043,303)	186,890	(4,087,597)	(4,168,034)
NET ASSETS	$448,060,037	$855,621,927	$143,116,616	$172,332,535	$262,974,297
INSTITUTIONAL CLASS SHARES
Net Assets	$444,350,251	$825,256,430	$141,681,673	$148,062,560	$262,974,297
Shares outstanding ($0.01 par value,
unlimited shares authorized)	42,728,975	80,720,528	13,357,171	14,819,910	26,920,997
Net asset value, offering and
redemption price per share	$10.40	$10.22	$10.61	$9.99	$9.77
INVESTOR CLASS SHARES
Net Assets	$3,709,786	$30,365,497	$1,434,943	$24,269,975
Shares outstanding ($0.01 par value,
unlimited shares authorized)	345,876	2,904,091	132,714	2,364,277
Net asset value, offering and
redemption price per share	$10.73	$10.46	$10.81	$10.27

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2008 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$11,350,628	$21,351,844	$2,514,226	$4,045,524	$6,071,836
Income from securities lending (Note 6)	289,708	356,641	—	76,646	106,197
Other income	—	113,733	—	31,747	23,549
Total investment income	11,640,336	21,822,218	2,514,226	4,153,917	6,201,582

EXPENSES:
Investment advisory fee	548,248	959,664	156,356	184,259	305,635
Administration fee	109,650	191,933	31,271	36,852	61,127
Distribution expense –
Investor Class Shares (Note 8)	4,556	28,095	863	20,443	—
Interest Expense (Note 7)	—	—	—	—	131
Total expenses	662,454	1,179,692	188,490	241,554	366,893

NET INVESTMENT INCOME	10,977,882	20,642,526	2,325,736	3,912,363	5,834,689

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,895,928	1,881,018	(245,731)	673,034	1,058,530
Change in unrealized appreciation/
depreciation on investments	(11,886,472)	(26,178,785)	(1,532,594)	(4,651,399)	(5,437,488)
Net realized and unrealized
loss on investments	(9,990,544)	(24,297,767)	(1,778,325)	(3,978,365)	(4,378,958)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$987,338	$(3,655,241)	$547,411	$(66,002)	$1,455,731

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$10,977,882	$17,878,115
Net realized gain on investments	1,895,928	834,207
Change in unrealized appreciation/depreciation on investments	(11,886,472)	2,719,097
Net increase in net assets resulting from operations	987,338	21,431,419

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,067,181	136,300,912
Shares issued to holders in reinvestment of dividends	9,567,453	15,901,882
Cost of shares redeemed	(41,317,468)	(82,165,056)
Net increase in net assets resulting
from capital share transactions	56,317,166	70,037,738

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,758,223)	(17,835,145)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(84,161)	(78,708)

TOTAL INCREASE IN NET ASSETS	46,462,120	73,555,304

NET ASSETS:
Beginning of period	401,597,917	328,042,613
End of period (including undistributed net investment
income of $331,753 and $196,255, respectively)	$448,060,037	$401,597,917

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$20,642,526	$27,527,327
Net realized gain (loss) on investments	1,881,018	(304,693)
Change in unrealized appreciation/depreciation on investments	(26,178,785)	3,082,857
Net increase (decrease) in net assets resulting from operations	(3,655,241)	30,305,491

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	187,274,943	448,144,815
Shares issued to holders in reinvestment of dividends	15,987,308	21,538,963
Cost of shares redeemed	(63,787,154)	(69,473,413)
Net increase in net assets resulting
from capital share transactions	139,475,097	400,210,365

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(19,562,969)	(27,032,183)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(578,760)	(296,350)

TOTAL INCREASE IN NET ASSETS	115,678,127	403,187,323

NET ASSETS:
Beginning of period	739,943,800	336,756,477
End of period (including undistributed net investment
income of $818,742 and $317,945, respectively)	$855,621,927	$739,943,800

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$2,325,736	$2,719,253
Net realized gain (loss) on investments	(245,731)	159
Change in unrealized appreciation/depreciation on investments	(1,532,594)	1,596,614
Net increase in net assets resulting from operations	547,411	4,316,026

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,855,067	53,013,622
Shares issued to holders in reinvestment of dividends	1,872,976	2,233,256
Cost of shares redeemed	(10,015,533)	(15,363,447)
Net increase in net assets resulting
from capital share transactions	37,712,510	39,883,431

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(2,112,030)	(2,682,064)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(11,502)	(14,673)

TOTAL INCREASE IN NET ASSETS	36,136,389	41,502,720

NET ASSETS:
Beginning of period	106,980,227	65,477,507
End of period (including undistributed net investment
income of $234,191 and $31,987, respectively)	$143,116,616	$106,980,227

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$3,912,363	$3,735,215
Net realized gain on investments	673,034	197,335
Change in unrealized appreciation/depreciation on investments	(4,651,399)	426,220
Net increase (decrease) in net assets resulting from operations	(66,002)	4,358,770

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,361,028	67,804,431
Shares issued to holders in reinvestment of dividends	3,316,658	3,528,244
Cost of shares redeemed	(18,391,436)	(6,913,616)
Net increase in net assets resulting
from capital share transactions	59,286,250	64,419,059

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(3,361,807)	(3,684,505)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(421,461)	(37,714)

TOTAL INCREASE IN NET ASSETS	55,436,980	65,055,610

NET ASSETS:
Beginning of period	116,895,555	51,839,945
End of period (including undistributed net investment
income of $176,295 and $47,200, respectively)	$172,332,535	$116,895,555

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$5,834,689	$8,559,164
Net realized gain on investments	1,058,530	12,120
Change in unrealized appreciation/depreciation on investments	(5,437,488)	1,756,196
Net increase in net assets resulting from operations	1,455,731	10,327,480

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,108,578	66,497,728
Shares issued to holders in reinvestment of dividends	5,229,695	8,380,412
Cost of shares redeemed	(28,216,277)	(26,222,181)
Other capital contributions	—	6,289
Net increase in net assets resulting
from capital share transactions	68,121,996	48,662,248

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(5,693,913)	(8,503,956)

TOTAL INCREASE IN NET ASSETS	63,883,814	50,485,772

NET ASSETS:
Beginning of period	199,090,483	148,604,711
End of period (including undistributed net investment
income of $227,964 and $87,188, respectively)	$262,974,297	$199,090,483

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of period	$10.62		$10.52	$10.55	$10.83	$10.88		$10.86
Income from investment operations:
Net investment income	0.27		0.54	0.51	0.46	0.47	(1)	0.49
Net realized and unrealized
gains (losses) on investments	(0.23)		0.10	(0.03)	(0.27)	(0.05)		0.14
Total from investment operations	0.04		0.64	0.48	0.19	0.42		0.63
Less distributions:
Dividends from net investment income	(0.26)		(0.54)	(0.51)	(0.47)	(0.47)		(0.49)
Distributions from net realized gains	—		—	—	—	(0.00	)(2)	(0.12)
Total distributions	(0.26)		(0.54)	(0.51)	(0.47)	(0.47)		(0.61)
Net asset value, end of period	$10.40		$10.62	$10.52	$10.55	$10.83		$10.88
Total return	0.36	%(3)	6.24%	4.70%	1.77%	3.91%		5.89%
Supplemental data and ratios:
Net assets, end of period	$444,350,251		$398,324,566	$326,835,399	$231,800,807	$191,563,699		$149,836,855
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income
to average net assets	5.00	%(4)	5.13%	4.90%	4.34%	4.32%		4.39%
Portfolio turnover rate(5)	29.4	%(3)	42.5%	44.8%	42.1%	44.8%		64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of period	$10.96		$10.85	$10.86	$11.13	$11.17		$11.13
Income from investment operations:
Net investment income	0.25		0.52	0.50 (1)	0.45	0.45	(1)	0.48
Net realized and unrealized
gains (losses) on investments	(0.23)		0.10	(0.03)	(0.28)	(0.05)		0.14
Total from investment operations	0.02		0.62	0.47	0.17	0.40		0.62
Less distributions:
Dividends from net investment income	(0.25)		(0.51)	(0.48)	(0.44)	(0.44)		(0.46)
Distributions from net realized gains	—		—	—	—	(0.00	)(2)	(0.12)
Total distributions	(0.25)		(0.51)	(0.48)	(0.44)	(0.44)		(0.58)
Net asset value, end of period	$10.73		$10.96	$10.85	$10.86	$11.13		$11.17
Total return	0.14	%(3)	5.89%	4.47%	1.56%	3.65%		5.61%
Supplemental data and ratios:
Net assets, end of period	$3,709,786		$3,276,351	$1,207,214	$2,829,659	$3,012,328		$1,321,648
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income
to average net assets	4.75	%(4)	4.88%	4.65%	4.09%	4.07%		4.14%
Portfolio turnover rate(5)	29.4	%(3)	42.5%	44.8%	42.1%	44.8%		64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.54		$10.51	$10.54		$10.74	$10.71	$10.69
Income from investment operations:
Net investment income	0.28		0.54	0.52		0.49 (1)	0.49 (1)	0.56
Net realized and unrealized
gains (losses) on investments	(0.33)		0.03	(0.03)		(0.19)	0.07	0.20
Total from investment operations	(0.05)		0.57	0.49		0.30	0.56	0.76
Less distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.52)		(0.49)	(0.50)	(0.56)
Distributions from net realized gains	—		—	(0.00	)(2)	(0.01)	(0.03)	(0.18)
Total distributions	(0.27)		(0.54)	(0.52)		(0.50)	(0.53)	(0.74)
Net asset value, end of period	$10.22		$10.54	$10.51		$10.54	$10.74	$10.71
Total return	(0.47	)%(3)	5.61%	4.88%		2.85%	5.30%	7.19%
Supplemental data and ratios:
Net assets, end of period	$825,256,430		$725,580,384	$334,907,855		$227,132,399	$115,382,862	$91,550,534
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.37	%(4)	5.37%	5.11%		4.56%	4.58%	4.85%
Portfolio turnover rate(5)	25.2	%(3)	33.6%	52.4%		46.0%	72.6%	106.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.78		$10.73	$10.75		$10.95	$10.88	$10.84
Income from investment operations:
Net investment income	0.27		0.53	0.50		0.47 (1)	0.48 (1)	0.55
Net realized and unrealized
gains (losses) on investments	(0.33)		0.04	(0.02)		(0.19)	0.07	0.19
Total from investment operations	(0.06)		0.57	0.48		0.28	0.55	0.74
Less distributions:
Dividends from net investment income	(0.26)		(0.52)	(0.50)		(0.47)	(0.45)	(0.52)
Distributions from net realized gains	—		—	(0.00	)(2)	(0.01)	(0.03)	(0.18)
Total distributions	(0.26)		(0.52)	(0.50)		(0.48)	(0.48)	(0.70)
Net asset value, end of period	$10.46		$10.78	$10.73		$10.75	$10.95	$10.88
Total return	(0.57	)%(3)	5.45%	4.61%		2.54%	5.20%	6.95%
Supplemental data and ratios:
Net assets, end of period	$30,365,497		$14,363,416	$1,848,622		$1,289,926	$708,858	$719,844
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.12	%(4)	5.12%	4.86%		4.31%	4.33%	4.60%
Portfolio turnover rate(5)	25.2	%(3)	33.6%	52.4%		46.0%	72.6%	106.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.69		$10.55	$10.56	$10.81	$10.91	$10.86
Income from investment operations:
Net investment income(1)	0.18		0.37	0.39	0.39	0.40	0.42
Net realized and unrealized
gains (losses) on investments	(0.08)		0.14	(0.01)	(0.25)	(0.11)	0.10
Total from investment operations	0.10		0.51	0.38	0.14	0.29	0.52
Less distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.39)	(0.39)	(0.39)	(0.43)
Distributions from net realized gains	—		—	—	—	—	(0.04)
Total distributions	(0.18)		(0.37)	(0.39)	(0.39)	(0.39)	(0.47)
Net asset value, end of period	$10.61		$10.69	$10.55	$10.56	$10.81	$10.91
Total return	0.92	%(2)	4.93%	3.69%	1.33%	2.69%	4.91%
Supplemental data and ratios:
Net assets, end of period	$141,681,673		$106,583,763	$64,932,629	$53,831,848	$36,889,211	$30,234,195
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.95	%(3)	3.44%	3.72%	3.64%	3.70%	3.88%
Portfolio turnover rate(4)	4.0	%(2)	5.6%	25.1%	13.7%	4.2%	17.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.90		$10.75	$10.75	$10.99	$11.09	$11.02
Income from investment operations:
Net investment income(1)	0.17		0.35	0.37	0.37	0.38	0.40
Net realized and unrealized
gains (losses) on investments	(0.09)		0.14	(0.01)	(0.25)	(0.12)	0.10
Total from investment operations	0.08		0.49	0.36	0.12	0.26	0.50
Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.36)	(0.36)	(0.36)	(0.39)
Distributions from net realized gains	—		—	—	—	—	(0.04)
Total distributions	(0.17)		(0.34)	(0.36)	(0.36)	(0.36)	(0.43)
Net asset value, end of period	$10.81		$10.90	$10.75	$10.75	$10.99	$11.09
Total return	0.70	%(2)	4.68%	3.44%	1.13%	2.40%	4.69%
Supplemental data and ratios:
Net assets, end of period	$1,434,943		$396,464	$544,878	$1,491,666	$4,611,766	$756,792
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	4.41	%(3)	3.19%	3.47%	3.39%	3.45%	3.63%
Portfolio turnover rate(4)	4.0	%(2)	5.6%	25.1%	13.7%	4.2%	17.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.22		$10.16	$10.06	$10.38	$10.45	$10.45
Income from investment operations:
Net investment income	0.27	(1)	0.54 (1)	0.55 (1)	0.51 (1)	0.54	0.56 (1)
Net realized and unrealized
gains (losses) on investments	(0.24)		0.05	0.09	(0.28)	0.10	0.36
Total from investment operations	0.03		0.59	0.64	0.23	0.64	0.92
Less distributions:
Dividends from net investment income	(0.26)		(0.53)	(0.54)	(0.54)	(0.53)	(0.56)
Distributions from net realized gains	—		—	—	(0.01)	(0.18)	(0.36)
Total distributions	(0.26)		(0.53)	(0.54)	(0.55)	(0.71)	(0.92)
Net asset value, end of period	$9.99		$10.22	$10.16	$10.06	$10.38	$10.45
Total return	0.28	%(2)	5.99%	6.58%	2.23%	6.29%	8.94%
Supplemental data and ratios:
Net assets, end of period	$148,062,560		$114,421,895	$51,551,017	$32,173,459	$32,495,641	$42,709,634
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.33	%(3)	5.41%	5.49%	4.92%	4.85%	4.56%
Portfolio turnover rate(4)	38.2	%(2)	47.4%	62.0%	37.6%	52.5%	103.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$10.50		$10.42	$10.30	$10.62	$10.67	$10.65
Income from investment operations:
Net investment income	0.26	(1)	0.53 (1)	0.54 (1)	0.49 (1)	0.53	0.53 (1)
Net realized and unrealized
gains (losses) on investments	(0.24)		0.06	0.09	(0.29)	0.10	0.37
Total from investment operations	0.02		0.59	0.63	0.20	0.63	0.90
Less distributions:
Dividends from net investment income	(0.25)		(0.51)	(0.51)	(0.51)	(0.50)	(0.52)
Distributions from net realized gains	—		—	—	(0.01)	(0.18)	(0.36)
Total distributions	(0.25)		(0.51)	(0.51)	(0.52)	(0.68)	(0.88)
Net asset value, end of period	$10.27		$10.50	$10.42	$10.30	$10.62	$10.67
Total return	0.17	%(2)	5.80%	6.34%	1.93%	6.09%	8.60%
Supplemental data and ratios:
Net assets, end of period	$24,269,975		$2,473,660	$288,928	$449,709	$125,847	$124,481
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.08	%(3)	5.16%	5.24%	4.67%	4.60%	4.31%
Portfolio turnover rate(4)	38.2	%(2)	47.4%	62.0%	37.6%	52.5%	103.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Six Months
	Ended					August 31, 2004(1)
	June 30, 2008		Year Ended December 31,			through
	(Unaudited)		2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.91		$9.81	$9.79	$9.93	$10.00
Income from investment operations:
Net investment income	0.23		0.48	0.43	0.33	0.08
Net realized and unrealized
gains (losses) on investments	(0.14)		0.10	0.02	(0.15)	(0.07)
Total from investment operations	0.09		0.58	0.45	0.18	0.01
Less distributions:
Dividends from net investment income	(0.23)		(0.48)	(0.43)	(0.32)	(0.08)
Net asset value, end of period	$9.77		$9.91	$9.81	$9.79	$9.93
Total return	0.87	%(2)	6.08%	4.65%	1.85%	0.10	%(2)
Supplemental data and ratios:
Net assets, end of period	$262,974,297		$199,090,483	$148,604,711	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30	%(3)
Ratio of net investment income
to average net assets	4.76	%(3)	5.00%	4.48%	3.52%	2.60	%(3)
Portfolio turnover rate(4)	50.6	%(2)	36.6%	41.1%	31.8%	16.7	%(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Debt securities are valued by an independent pricing service using valuation methods that approximate market value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161, but does not believe it will have any impact on the Funds’ financial statement disclosures because the Funds do not maintain any positions in derivative instruments or engage in hedging activities.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  These securities are valued by the Advisor after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  The value of such securities for

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds were $20,272,167 (4.52% of net assets), $36,208,570 (4.23% of net assets), $5,777,222 (3.35% of net assets) and $7,882,621 (3.00% of net assets), respectively, at June 30, 2008. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2008 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and have been deemed to be liquid.

c)
Foreign Securities – The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums  and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD INTERMEDIATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	8,204,710	$87,286,924	Shares sold	71,309	$780,257
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	904,212	9,531,170	reinvestment of dividends	3,357	36,283
Shares redeemed	(3,888,811)	(41,016,113)	Shares redeemed	(27,854)	(301,356)
Net increase	5,220,111	$55,801,981	Net increase	46,812	$515,184
Shares Outstanding:			Shares Outstanding:
Beginning of period	37,508,864		Beginning of period	299,064
End of period	42,728,975		End of period	345,876

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	12,492,799	$131,741,260	Shares sold	418,169	$4,559,652
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,507,264	15,863,327	reinvestment of dividends	3,551	38,555
Shares redeemed	(7,553,800)	(79,615,418)	Shares redeemed	(233,940)	(2,549,638)
Net increase	6,446,263	$67,989,169	Net increase	187,780	$2,048,569
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,062,601		Beginning of period	111,284
End of period	37,508,864		End of period	299,064

BAIRD AGGREGATE BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	16,250,867	$168,611,870	Shares sold	1,746,507	$18,663,073
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,491,133	15,464,470	reinvestment of dividends	49,387	522,838
Shares redeemed	(5,846,244)	(61,400,793)	Shares redeemed	(224,538)	(2,386,361)
Net increase	11,895,756	$122,675,547	Net increase	1,571,356	$16,799,550
Shares Outstanding:			Shares Outstanding:
Beginning of period	68,824,772		Beginning of period	1,332,735
End of period	80,720,528		End of period	2,904,091

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	41,427,251	$434,719,171	Shares sold	1,252,836	$13,425,644
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,027,863	21,251,571	reinvestment of dividends	26,802	287,392
Shares redeemed	(6,509,144)	(68,196,197)	Shares redeemed	(119,156)	(1,277,216)
Net increase	36,945,970	$387,774,545	Net increase	1,160,482	$12,435,820
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,878,802		Beginning of period	172,253
End of period	68,824,772		End of period	1,332,735

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	4,114,450	$44,474,945	Shares sold	125,370	$1,380,122
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	173,073	1,861,744	reinvestment of dividends	1,029	11,232
Shares redeemed	(897,782)	(9,685,488)	Shares redeemed	(30,064)	(330,045)
Net increase	3,389,741	$36,651,201	Net increase	96,335	$1,061,309
Shares Outstanding:			Shares Outstanding:
Beginning of period	9,967,430		Beginning of period	36,379
End of period	13,357,171		End of period	132,714

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	5,030,032	$52,803,596	Shares sold	19,670	$210,026
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	210,783	2,218,657	reinvestment of dividends	1,362	14,599
Shares redeemed	(1,425,472)	(14,983,722)	Shares redeemed	(35,316)	(379,725)
Net increase	3,815,343	$40,038,531	Net decrease	(14,284)	$(155,100)
Shares Outstanding:			Shares Outstanding:
Beginning of period	6,152,087		Beginning of period	50,663
End of period	9,967,430		End of period	36,379

BAIRD CORE PLUS BOND FUND
	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	4,769,304	$48,639,175	Shares sold	2,451,762	$25,721,853
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	310,368	3,139,072	reinvestment of dividends	17,092	177,586
Shares redeemed	(1,453,816)	(14,824,834)	Shares redeemed	(340,184)	(3,566,602)
Net increase	3,625,856	$36,953,413	Net increase	2,128,670	$22,332,837
Shares Outstanding:			Shares Outstanding:
Beginning of period	11,194,054		Beginning of period	235,607
End of period	14,819,910		End of period	2,364,277

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	6,443,996	$65,545,679	Shares sold	216,335	$2,258,752
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	345,048	3,498,155	reinvestment of dividends	2,890	30,089
Shares redeemed	(670,165)	(6,795,048)	Shares redeemed	(11,342)	(118,568)
Net increase	6,118,879	$62,248,786	Net increase	207,883	$2,170,273
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,075,175		Beginning of period	27,724
End of period	11,194,054		End of period	235,607

BAIRD SHORT-TERM BOND FUND
	Six Months Ended			Year Ended
	June 30, 2008			December 31, 2007
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount

Shares sold	9,169,249	$91,108,578	Shares sold	6,742,388	$66,497,728
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	530,684	5,229,695	reinvestment of dividends	851,838	8,380,412
Shares redeemed	(2,859,943)	(28,216,277)	Shares redeemed	(2,660,382)	(26,222,181)
Other capital			Other capital
contributions(1)	—	—	contributions(1)	—	6,289
Net increase	6,839,990	$68,121,996	Net increase	4,933,844	$48,662,248
Shares Outstanding:			Shares Outstanding:
Beginning of period	20,081,007		Beginning of period	15,147,163
End of period	26,920,997		End of period	20,081,007

(1)	Reimbursement by Advisor for misallocation of ALIGN Program trades.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$40,599,978	$30,431,774	$—	$48,733,392	$27,712,248
Other	$73,131,031	$153,319,722	$41,594,973	$32,233,098	$92,158,538
Sales:
U.S. Government	$27,819,289	$11,205,102	$—	$22,771,803	$17,011,654
Other	$36,139,589	$74,332,869	$1,012,142	$2,983,100	$57,330,132

At December 31, 2007, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Intermediate
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$551,302,135	$945,985,895	$103,539,198	$157,144,708	$251,081,576
Gross unrealized appreciation	$7,121,328	$12,624,792	$2,519,032	$1,908,797	$2,285,683
Gross unrealized depreciation	(5,064,298)	(10,255,949)	(804,947)	(1,389,598)	(1,016,228)
Net unrealized appreciation	$2,057,030	$2,368,843	$1,714,085	$519,199	$1,269,455
Undistributed ordinary income	$196,255	$317,945	$31,987	$158,666	$87,188
Undistributed long-term capital gain	—	—	—	—	—
Total distributable earnings	$196,255	$317,945	$31,987	$158,666	$87,188
Other accumulated losses	$(2,424,499)	$(661,654)	$(336,559)	$—	$(298,322)
Total accumulated earnings (losses)	$(171,214)	$2,025,134	$1,409,513	$677,865	$1,058,321

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

On the Statements of Asset and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income (Loss)	Realized Gain (Loss)	Capital
Baird Intermediate Bond Fund	$24,696	$(24,695)	$(1)
Baird Aggregate Bond Fund	(58,002)	58,002	—
Baird Intermediate Municipal Bond Fund	1	(1,457)	1,456
Baird Core Plus Bond Fund	701	(702)	1
Baird Short-Term Bond Fund	(46,405)	46,404	1

The permanent differences primarily relate to reclasses from paydown gains and losses from asset backed securities.

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Intermediate Bond Fund	$10,842,384	$—	$17,913,853	$—
Baird Aggregate Bond Fund	$20,141,729	$—	$27,328,533	$—
Baird Intermediate Municipal Bond Fund	$—	$—	$—	$—
Baird Core Plus Bond Fund	$3,783,268	$—	$3,722,219	$—
Baird Short-Term Bond Fund	$5,693,913	$—	$8,503,956	$—

For the six months ended June 30, 2008 and the year ended December 31, 2007, distributions of $2,123,532 and $2,696,737, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2007, Baird Intermediate Municipal Bond Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $17,267.  Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund deferred no capital losses between November 1, 2007 and December 31, 2007.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2007, accumulated net realized capital loss carryovers and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Intermediate Bond Fund	$717,737	2013
	1,706,762	2014
Baird Aggregate Bond Fund	661,654	2014
Baird Intermediate Municipal Bond Fund	6,626	2012
	184,660	2013
	51,283	2014
	76,723	2015
Baird Core Plus Bond Fund	—	—
Baird Short-Term Bond Fund	49,136	2013
	249,186	2014

To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

6.	SECURITIES LENDING (cont.)

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2008, the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of June 30, 2008, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Intermediate Bond Fund	$151,925,811	$154,392,866
Baird Aggregate Bond Fund	162,606,210	166,024,483
Baird Core Plus Bond Fund	46,111,399	46,765,143
Baird Short-Term Bond Fund	71,999,147	72,797,286

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2008.  Interest income earned on collateral investments during the six months ended June 30, 2008 for Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, and Baird Short-Term Bond Fund were $289,708, $356,641, $76,646, and $106,197, respectively.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 4.75% for the six months of 2008).  For the six months ended June 30, 2008, the Baird Short-Term Bond Fund incurred $131 in interest charges on an average daily loan balance of $4,132.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund did not borrow on the LOC during the period.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond and Baird Core Plus Bond Funds incurred $4,556, $28,095, $863 and $20,443, respectively, in fees pursuant to the Plan during the six months ended June 30, 2008.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2008

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

A June 30, 2008 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*

Apple Computer, Inc.	3.4%
Southwestern Energy Company	2.8%
Danaher Corporation	2.8%
Western Union Company	2.7%
Emerson Electric Company	2.7%
Corning Incorporated	2.6%
Abbott Laboratories	2.5%
Microsoft Corporation	2.5%
Agilent Technologies, Inc.	2.5%
Schlumberger Limited	2.4%

Net Assets:	$26,046,733
Portfolio Turnover Rate:	49.6%	#
Number of Equity Holdings:	54

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2008.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2008, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2009.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird LargeCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2008	One Year	Five Years	Since Inception(1)
Baird LargeCap Fund – Institutional Class Shares	-4.31%	4.90%	-1.47%
Baird LargeCap Fund – Investor Class Shares	-4.44%	4.68%	-1.73%
Russell 1000® Growth Index(2)	-5.96%	7.32%	-4.03%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2008.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 2.1%
10,650	Honeywell
	International, Inc.	$535,482

Auto Components – 2.2%
19,827	Johnson Controls, Inc.	568,638

Biotechnology – 3.9%
5,800	Celgene Corp.*	370,446
12,002	Gilead Sciences, Inc.*	635,506
		1,005,952
Capital Markets – 6.1%
1,675	The Goldman
	Sachs Group, Inc.	292,957
6,494	Northern Trust Corporation	445,294
7,426	State Street Corporation	475,190
6,500	T. Rowe Price Group, Inc.	367,055
		1,580,496
Chemicals – 4.4%
11,868	Ecolab, Inc.	510,205
6,734	Praxair, Inc.	634,612
		1,144,817
Communications Equipment – 7.8%
27,396	Cisco Systems, Inc.*	637,231
29,473	Corning Incorporated*	679,353
5,050	Harris Corporation	254,974
4,050	Research In
	Motion Limited* f	473,445
		2,045,003
Computers & Peripherals – 4.9%
5,299	Apple Computer, Inc.*	887,265
18,097	NetApp, Inc.*	391,981
		1,279,246
Diversified Consumer Services – 0.6%
3,600	Apollo Group
	Incorporated – Class A*	159,336

Electrical Equipment – 2.7%
14,030	Emerson
	Electric Company	693,783

Electronic Equipment & Instruments – 2.5%
18,077	Agilent Technologies, Inc.*	642,457

Energy Equipment & Services – 7.0%
10,225	Cameron International
	Corporation*	565,953
5,953	Schlumberger Limited f	639,531
12,676	Weatherford
	International Ltd.* f	628,603
		1,834,087
Food & Staples Retailing – 4.2%
6,533	Costco Wholesale Corp.	458,225
16,775	Sysco Corporation	461,480
5,188	Walgreen Company	168,662
		1,088,367
Health Care Equipment & Supplies – 3.7%
4,375	Baxter International Inc.	279,737
22,152	Hologic, Inc.*	482,914
5,067	St Jude Medical, Inc.*	207,139
		969,790
Health Care Providers & Services – 0.7%
3,050	Express Scripts, Inc.*	191,296

Insurance – 1.4%
8,725	Principal Financial
	Group, Inc.	366,188

Internet Software & Services – 1.0%
7,525	Akamai Technologies, Inc.*	261,795

IT Services – 4.9%
21,063	Iron Mountain Incorporated*	559,222
28,576	Western Union Company	706,399
		1,265,621
Life Science Tools & Services – 1.6%
7,350	Thermo Fisher
	Scientific, Inc.*	409,616

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 99.4% (cont.)
Machinery – 7.5%
9,275	Danaher Corporation	$716,958
10,695	Illinois Tool Works, Inc.	508,120
9,289	ITT Industries, Inc.	588,272
1,975	Joy Global Inc.	149,764
		1,963,114
Media – 1.8%
15,400	The Walt
	Disney Company	480,480

Multiline Retail – 2.8%
12,055	Kohl’s Corporation*	482,682
5,422	Target Corporation	252,069
		734,751
Oil & Gas – 2.8%
15,599	Southwestern
	Energy Company*	742,668

Personal Products – 1.7%
12,250	Avon Products, Inc.	441,245

Pharmaceuticals – 4.4%
12,481	Abbott Laboratories	661,119
9,406	Allergan, Inc.	489,582
		1,150,701
Semiconductor & Semiconductor Equipment – 3.3%
14,450	Applied Materials, Inc.	275,851
20,634	Texas Instruments
	Incorporated*	581,053
		856,904
Software – 7.2%
15,394	Adobe Systems,
	Incorporated*	606,370
13,749	Electronic Arts Inc.*	610,868
23,654	Microsoft Corporation	650,721
		1,867,959
Specialty Retail – 3.6%
16,950	Lowe’s Companies, Inc.	351,712
24,425	Staples, Inc.	580,094
		931,806
Textiles, Apparel & Luxury Goods – 1.1%
4,575	Polo Ralph
	Lauren Corporation	287,219

Trading Companies & Distributors – 1.5%
9,016	Fastenal Company	389,131
	Total Common Stocks
	(Cost $23,333,091)	25,887,948

SHORT-TERM INVESTMENTS – 0.6%
Money Market Fund – 0.6%
163,294	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	163,294
	Total Short-Term
	Investments
	(Cost $163,294)	163,294

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 41.9%
Certificate of Deposit – 3.8%
$354,733	Bank of Scotland,
	2.9944%, 05/06/09	353,860
402,031	Barclays Bank,
	3.3615%, 03/16/09	401,942
236,489	Natixis Bank of New York,
	3.35%, 06/30/09	235,824
		991,626
Commercial Paper – 10.2%
236,489	Barton Capital Corporation,
	2.171%, 07/25/08	236,072

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 41.9% (cont.)
Commercial Paper – 10.2% (cont.)
$274,823	Falcon Asset
	SC Corporation,
	2.17%, 07/24/08	$274,359
236,489	Kitty Hawk Funding Corp.,
	2.181%, 07/25/08	236,072
261,909	KKR Atlantic Funding Trust,
	3.05875%, 03/25/09#	261,909
236,489	Ranger Funding Company
	LLC, 2.6%, 08/22/08	235,543
236,489	Sheffield Receivables,
	2.151%, 07/16/08	236,224
236,489	Societe Gen North America,
	2.8%, 09/04/08	235,240
236,489	Thames Ast Global Sec.,
	2.251%, 07/07/08	236,373
236,489	Thunder Bay Funding LLC,
	2.15%, 07/11/08	236,306
236,489	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	235,164
236,489	Windmill Funding,
	2.2%, 08/18/08	235,614
		2,658,876
Corporate Bonds and Notes – 3.7%
118,244	Allstate Life GL,
	3.34%, 03/20/09	118,061
260,137	Allstate Life GL,
	3.0575%, 03/20/09	260,137
354,733	Wachovia Bank NA,
	2.17%, 02/04/09	353,995
236,489	Svenska Handelsbanken,
	2.232%, 02/06/09	236,347
		968,540
Shares

Money Market Mutual Funds – 3.1%
331,095	Merrill Lynch Premier
	Institutional Fund	331,095
472,977	Reserve Primary Fund	472,977
		804,072
Principal
Amount
Repurchase Agreements – 21.1%
$1,773,664	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $1,809,172.
	Repurchase proceeds
	are $1,773,800.)	1,773,664
1,773,664	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	various collateralized mortgage
	obligations, 5.00 – 6.00%,
	07/01/25 – 08/01/35, valued
	at $1,809,186. Repurchase
	proceeds are $1,773,800.)	1,773,664
1,773,664	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 07/15/35 – 01/15/37,
	valued at $1,826,922.
	Repurchase proceeds
	are $1,773,797.)	1,773,664

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 41.9% (cont.)
Repurchase Agreements – 21.1% (cont.)
$165,542	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	a Freddie Mac Collateralized
	Mortgage Obligation, 3.07%,
	09/15/37, valued at $169,074.
	Repurchase proceeds
	are $165,555.)	$165,542
		5,486,534
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $10,909,648)	10,909,648
	Total Investments
	(Cost $34,406,033) –
	141.9%	36,960,890
	Liabilities in Excess of
	Other Assets – (41.9)%	(10,914,157)
	TOTAL NET
	ASSETS – 100.0%	$26,046,733

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$26,855,314
Level 2 – Other significant observable inputs	9,843,667
Level 3 – Significant unobservable inputs	261,909
Total	$36,960,890

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$281,847
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,568
Net purchases (sales/paydowns)	(24,506)
Transfers in and / or out of Level 3*	—
Balance as of 06/30/08	$261,909

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund

A June 30, 2008 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*
Cameron International Corporation	3.3%
Oceaneering International, Inc.	3.3%
Roper Industries, Inc.	2.8%
Dolby Laboratories, Inc.	2.7%
Logitech Intl S.A.	2.4%
Southwestern Energy Company	2.4%
Harris Corporation	2.4%
Smith International, Inc.	2.3%
Alliance Data Systems Corporation	2.3%
VCA Antech, Inc.	2.3%

Net Assets:	$30,770,246
Portfolio Turnover Rate:	73.7%	#
Number of Equity Holdings:	52

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2008.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2008, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2009.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird MidCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2008	One Year	Five Years	Since Inception(1)
Baird MidCap Fund – Institutional Class Shares	-7.38%	8.57%	3.11%
Baird MidCap Fund – Investor Class Shares	-7.53%	8.31%	2.88%
Russell Midcap® Growth Index(2)	-6.42%	12.32%	2.80%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2008.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.  The Russell 1000® Index consists of the largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 97.8%
Air Freight & Logistics – 1.6%
11,100	Expeditors International
	of Washington, Inc.	$477,300

Auto Components – 1.3%
26,617	Gentex Corporation	384,349

Biotechnology – 2.0%
9,410	Cephalon, Inc.*	627,553

Capital Markets – 3.8%
17,280	Eaton Vance Corporation	687,053
18,635	Janus Capital Group, Inc.	493,268
		1,180,321
Chemicals – 3.4%
10,037	Airgas, Inc.	586,060
10,900	Ecolab, Inc.	468,591
		1,054,651
Commercial Banks – 2.4%
28,140	Marshall &
	Ilsley Corporation	431,386
9,880	Zions Bancorporation	311,121
		742,507
Commercial Services & Supplies – 3.5%
7,472	Manpower, Inc.	435,169
12,366	Stericycle, Inc.*	639,322
		1,074,491
Communications Equipment – 5.1%
20,497	Dolby Laboratories, Inc.*	826,029
14,411	Harris Corporation	727,612
		1,553,641
Computers & Peripherals – 2.4%
27,959	Logitech Intl S.A.* f	749,301

Construction & Engineering – 1.6%
6,700	Foster Wheeler Ltd* f	490,105

Containers & Packaging – 1.4%
10,173	AptarGroup, Inc.	426,757

Distributors – 1.6%
26,625	LKQ Corporation*	481,114

Diversified Consumer Services – 1.7%
2,474	Strayer Education, Inc.	517,239

Electrical Equipment – 2.8%
12,892	Roper Industries, Inc.	849,325

Electronic Equipment & Instruments – 1.7%
14,796	Trimble
	Navigation Limited*	528,217

Energy Equipment & Services – 11.0%
18,409	Cameron International
	Corporation*	1,018,938
33,125	Key Energy Services, Inc.*	643,288
13,149	Oceaneering
	International, Inc.*	1,013,130
8,654	Smith International, Inc.	719,494
		3,394,850
Food & Staples Retailing – 1.6%
21,299	Whole Foods Market, Inc.	504,573

Food Products – 2.1%
18,325	McCormick &
	Company, Incorporated	653,470

Health Care Equipment & Supplies – 5.4%
30,516	Hologic, Inc.*	665,249
12,152	IDEXX Laboratories, Inc.*	592,288
11,238	ResMed, Inc.*	401,646
		1,659,183
Health Care Providers & Services – 2.3%
25,310	VCA Antech, Inc.*	703,112

Health Care Technology – 1.8%
12,505	Cerner Corporation*	564,976

Hotels Restaurants & Leisure – 1.0%
3,650	Chipotle Mexican
	Grill, Inc.*	301,563

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 97.8% (cont.)
Household Durables – 1.5%
11,083	Harman International
	Industries, Incorporated	$458,725

Internet Software & Services – 2.1%
18,598	Akamai
	Technologies, Inc.*	647,024

IT Services – 7.9%
12,600	Alliance Data
	Systems Corporation*	712,530
12,925	Fiserv, Inc.*	586,407
11,454	Global Payments, Inc.	533,757
22,340	Iron Mountain
	Incorporated*	593,127
		2,425,821
Life Sciences Tools & Services – 1.9%
6,946	Covance Inc.*	597,495

Machinery – 3.3%
5,064	Bucyrus International,
	Inc. – Class A	369,773
11,578	Harsco Corporation	629,959
		999,732
Media – 2.1%
17,765	Lamar Advertising
	Co. – Class A*	640,073

Office Electronics – 1.5%
14,009	Zebra Technologies
	Corporation – Class A*	457,254

Oil & Gas – 2.4%
15,565	Southwestern
	Energy Company*	741,050

Semiconductor & Semiconductor Equipment – 3.1%
13,677	Microchip Technology
	Incorporated	417,696
14,950	Varian Semiconductor
	Equipment
	Associates, Inc.*	520,559
		938,255
Software – 1.4%
14,999	Citrix Systems, Inc.*	441,121

Specialty Retail – 7.3%
16,019	Advance Auto Parts, Inc.	622,018
21,122	Dick’s Sporting
	Goods, Inc.*	374,704
16,166	Gamestop Corporation –
	Class A*	653,107
30,478	Petsmart, Inc.	608,036
		2,257,865
Trading Companies & Distributors – 1.8%
13,000	Fastenal Company	561,080
	Total Common Stocks
	(Cost $27,156,485)	30,084,093

SHORT-TERM INVESTMENTS – 3.2%
Money Market Fund – 3.2%
970,850	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	970,850
	Total Short-Term
	Investments
	(Cost $970,850)	970,850

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 36.7%
Certificate of Deposit – 3.3%
$364,425	Bank of Scotland,
	2.9944%, 05/06/09	363,529

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 36.7% (cont.)
Certificate of Deposit – 3.3% (cont.)
$413,015	Barclays Bank,
	3.3615%, 03/16/09	$412,925
242,950	Natixis Bank of New York,
	3.35%, 06/30/09	242,268
		1,018,722
Commercial Paper – 9.2%
242,950	Barton Capital Corporation,
	2.171%, 07/25/08	242,522
282,332	Falcon Asset
	SC Corporation,
	2.17%, 07/24/08	281,854
242,950	Kitty Hawk Funding Corp.,
	2.181%, 07/25/08	242,522
373,683	KKR Atlantic
	Funding Trust,
	3.05875%, 03/25/09#	373,683
242,950	Ranger Funding Company
	LLC, 2.6%, 08/22/08	241,978
242,950	Sheffield Receivables,
	2.151%, 07/16/08	242,677
242,950	Societe Gen North America,
	2.8%, 09/04/08	241,666
242,950	Thames Ast Global Sec.,
	2.251%, 07/07/08	242,831
242,950	Thunder Bay Funding LLC,
	2.15%, 07/11/08	242,763
242,950	Variable Funding
	Capital Corporation,
	2.7%, 09/08/08	241,589
242,950	Windmill Funding,
	2.2%, 08/18/08	242,050
		2,836,135
Corporate Bonds and Notes – 3.2%
121,475	Allstate Life GL,
	3.34%, 03/20/09	121,287
267,245	Allstate Life GL,
	3.0575%, 03/20/09	267,245
364,425	Wachovia Bank NA,
	2.17%, 02/04/09	363,667
242,950	Svenska Handelsbanken,
	2.232%, 02/06/09	242,804
		995,003
Shares
Money Market Mutual Funds – 2.7%
340,141	Merrill Lynch Premier
	Institutional Fund	340,141
485,900	Reserve Primary Fund	485,900
		826,041
Principal
Amount
Repurchase Agreements – 18.3%
$1,822,126	Greenwich Capital, 2.75%,
	Dated 06/30/08, Due
	07/1/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 01/01/32 – 04/15/37,
	valued at $1,858,605.
	Repurchase proceeds
	are $1,822,265.)	1,822,126

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 36.7% (cont.)
Repurchase Agreements – 18.3% (cont.)
$1,822,126	ING Financial, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	various collateralized mortgage
	obligations, 5.00 – 6.00%,
	07/01/25 – 08/01/35, valued
	at $1,858,619. Repurchase
	proceeds are $1,822,265.)	$1,822,126
1,822,126	JPMorgan Chase, 2.70%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	Freddie Mac Collateralized
	Mortgage Obligation
	Guaranteed Zero Coupon
	Bonds, 07/15/35 – 01/15/37,
	valued at $1,876,840.
	Repurchase proceeds
	are $1,822,263.)	1,822,126
170,065	Morgan Stanley, 2.75%,
	Dated 06/30/08, Due
	07/01/08, (Collateralized by
	a Freddie Mac Collateralized
	Mortgage Obligation,
	3.07%, 09/15/37, valued at
	$173,694. Repurchase
	proceeds are $170,078.)	170,065
		5,636,443
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $11,312,344)	11,312,344
	Total Investments
	(Cost $39,439,679) –
	137.7%	42,367,287
	Liabilities in Excess of
	Other Assets – (37.7)%	(11,597,041)
	TOTAL NET
	ASSETS – 100.0%	$30,770,246

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$31,880,984
Level 2 – Other significant observable inputs	10,112,620
Level 3 – Significant unobservable inputs	373,683
Total	$42,367,287

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Schedule of Investments
Balance as of 12/31/07	$402,130
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	6,516
Net purchases (sales/paydowns)	(34,963)
Transfers in and / or out of Level 3*	—
Balance as of 06/30/08	$373,683

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird SmallCap Fund

A June 30, 2008 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Growth Index is shown below.

Top 10 Holdings*

EMCOR Group, Inc.	3.0%
CARBO Ceramics, Inc.	2.8%
Dril-Quip, Inc.	2.7%
Ion Geophysical Corp.	2.7%
Plexus Corp.	2.5%
HealthExtras, Inc.	2.4%
Synoptics, Incorporated	2.3%
RTI Biologics, Inc.	2.3%
Jack in the Box, Inc.	2.2%
Kaydon Corporation	2.2%

Net Assets:	$19,085,072
Portfolio Turnover Rate:	92.5%	#
Number of Equity Holdings:	52

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.95%
INVESTOR CLASS:	1.20%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2008.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2008, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2008.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird SmallCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2008	One Year	Since Inception(1)
Baird SmallCap Fund – Institutional Class Shares	-18.06%	0.16%
Baird SmallCap Fund – Investor Class Shares	-18.25%	-0.02%
Russell 2000® Growth Index(2)	-10.83%	5.63%

(1)	For the period from June 30, 2004 (commencement of operations) through June 30, 2008.
(2)
The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book and higher forecasted growth rates.  The Russell 2000® Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000® Index.  These common stocks represent approximately 10% of the U.S. equity market.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 94.6%
Aerospace & Defense – 3.8%
9,043	Curtiss-Wright
	Corporation	$404,584
9,886	HEICO Corporation	321,690
		726,274
Auto Components – 1.4%
18,930	Gentex Corporation	273,349

Capital Markets – 2.3%
4,602	Greenhill & Co, Inc.	247,864
8,627	optionsXpress Holdings Inc.	192,727
		440,591
Commercial Banks – 4.9%
13,502	Pinnacle Financial
	Partners, Inc.*	271,255
12,353	PrivateBancorp, Inc.	375,284
12,190	Wintrust Financial
	Corporation	290,732
		937,271
Commercial Services & Supplies – 3.5%
12,176	EnergySolutions, Inc.	272,134
9,901	Mine Safety
	Appliances Company	395,941
		668,075
Computers & Peripherals – 2.3%
11,696	Synaptics Incorporated*	441,290

Construction & Engineering – 4.7%
22,833	Dycom Industries, Inc.*	331,535
19,831	EMCOR Group, Inc.*	565,778
		897,313
Distributors – 1.5%
16,250	LKQ Corporation*	293,637

Diversified Consumer Services – 1.5%
4,740	Capella Education
	Company*	282,741

Diversified Financial Services – 1.8%
14,821	Heartland Payment
	Systems, Inc.*	349,776

Electronic Equipment & Instruments – 7.5%
15,008	Daktronics, Inc.	302,712
11,882	DTS, Inc.*	372,144
24,863	Insight Enterprises, Inc.*	291,643
16,931	Plexus Corp.*	468,650
		1,435,149
Energy Equipment & Services – 9.9%
6,914	Bristow Group, Inc.*	342,174
9,112	CARBO Ceramics, Inc.	531,685
8,129	Dril-Quip, Inc.*	512,127
29,131	ION Geophysical
	Corporation*	508,336
		1,894,322
Food & Staples Retailing – 1.5%
14,318	United Natural
	Foods, Inc.*	278,915

Health Care Equipment & Supplies – 9.5%
11,069	Meridian Bioscience, Inc.	297,977
19,017	Natus Medical
	Incorporated*	398,216
50,380	RTI Biologics, Inc.*	440,825
32,005	TomoTherapy, Inc.*	285,805
13,649	Wright Medical
	Group, Inc.*	387,768
		2,206,532
Health Care Providers & Services – 10.1%
7,429	Genoptix Inc.*	234,385
15,463	HealthExtras, Inc.*	466,055
8,617	Healthways, Inc.*	255,063
18,326	Providence
	Service Corporation*	386,862
18,240	RehabCare Group, Inc.*	292,387

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS – 94.6% (cont.)
Health Care Providers & Services – 10.1% (cont.)
10,393	VCA Antech, Inc.*	$288,718
		1,923,470
Hotels Restaurants & Leisure – 4.0%
19,177	Jack in the Box, Inc.*	429,757
11,377	LIFE TIME
	FITNESS, Inc.*	336,190
		765,947
IT Services – 1.7%
10,232	Forrester Research, Inc.*	315,964

Life Science Tools & Services – 1.4%
7,151	Kendle International Inc.*	259,796

Machinery – 5.7%
10,888	Clarcor, Inc.	382,169
6,251	ESCO Technologies, Inc.*	293,297
8,109	Kaydon Corp.	416,883
		1,092,349
Road & Rail – 1.6%
16,162	Knight Transportation, Inc.	295,765

Semiconductor & Semiconductor Equipment – 1.7%
9,366	Varian Semiconductor
	Equipment Associates, Inc.*	326,124

Software – 5.3%
31,521	Cogent Inc.*	358,394
74,118	Secure Computing
	Corporation*	306,848
9,505	The Ultimate Software
	Group, Inc.*	338,663
		1,003,905
Specialty Retail – 3.9%
18,593	Hibbett Sporting
	Goods, Inc.*	392,312
12,027	Tractor Supply Company*	349,264
		741,576
Textiles, Apparel & Luxury Goods – 1.6%
2,214	Deckers Outdoor
	Corporation*	308,189

Trading Companies & Distributors – 1.5%
6,775	Watsco, Inc.	283,195
	Total Common Stocks
	(Cost $19,201,538)	18,045,574

SHORT-TERM INVESTMENTS – 5.6%
Money Market Fund – 5.6%
1,070,738	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	1,070,738
	Total Short-Term
	Investments
	(Cost $1,070,738)	1,070,738
	Total Investments
	(Cost $20,272,276) –
	100.2%	19,116,312
	Liabilities in Excess of
	Other Assets – (0.2)%	(31,240)
	TOTAL NET
	ASSETS – 100.0%	$19,085,072

*	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

Schedule of Investments June 30, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Description	Schedule of Investments
Level 1 – Quoted prices	$19,116,312
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$19,116,312

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2008 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/08 – 6/30/08).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2008 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2008

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/08	6/30/08	Period(1)	6/30/08	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$927.10	$3.59	$1,021.13	$3.77
Investor Class	1.00%	$1,000.00	$926.80	$4.79	$1,019.89	$5.02
Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$868.00	$3.95	$1,020.64	$4.27
Investor Class	1.10%	$1,000.00	$867.00	$5.11	$1,019.39	$5.52
Baird SmallCap Fund
Institutional Class	0.95%	$1,000.00	$858.30	$4.39	$1,020.14	$4.77
Investor Class	1.20%	$1,000.00	$857.30	$5.54	$1,018.90	$6.02

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2008 (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $28,919,499;	$31,474,356	$36,730,844	$19,116,312
$33,803,236; and $20,272,276, respectively)
Repurchase agreements (cost $5,486,534;	5,486,534	5,636,443	—
$5,636,443; and $0, respectively)
Dividends receivable	15,108	2,000	—
Interest receivable	503	2,642	1,366
Receivable for investments sold	—	1,162,344	—
Receivable for fund shares sold	—	1,331	100
Other assets	14,363	19,557	18,488
Total assets	36,990,864	43,555,161	19,136,266
LIABILITIES:
Payable for collateral received for securities loaned (Note 6)	10,909,648	11,312,344	—
Payable to Advisor and Distributor	4,822	11,894	5,489
Payable for securities purchased	—	1,423,649	—
Payable for fund shares repurchased	—	—	9,106
Accrued expenses and other liabilities	29,661	37,028	36,599
Total liabilities	10,944,131	12,784,915	51,194
NET ASSETS	$26,046,733	$30,770,246	$19,085,072
NET ASSETS CONSIST OF:
Capital stock	$24,944,334	$28,126,104	$21,393,373
Accumulated undistributed net investment income	43,856	—	—
Accumulated net realized loss on investments sold	(1,496,314)	(283,466)	(1,152,337)
Net unrealized appreciation (depreciation) on investments	2,554,857	2,927,608	(1,155,964)
NET ASSETS	$26,046,733	$30,770,246	$19,085,072
INSTITUTIONAL CLASS SHARES
Net Assets	$25,361,312	$26,776,444	$18,863,988
Shares outstanding
($0.01 par value, unlimited shares authorized)	2,931,300	3,206,758	2,208,045
Net asset value, offering and redemption price per share	$8.65	$8.35	$8.54
INVESTOR CLASS SHARES
Net Assets	$685,421	$3,993,802	$221,084
Shares outstanding
($0.01 par value, unlimited shares authorized)	79,586	490,185	26,092
Net asset value, offering and redemption price per share	$8.61	$8.15	$8.47

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2008 (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$116,792	$110,841	$49,314
Interest	11,254	20,139	11,563
Income from securities lending (Note 6)	10,816	18,722	—
Other income	—	5	629
Total investment income	138,862	149,707	61,506
EXPENSES:
Investment advisory fees	86,990	127,759	92,390
Administration fees	3,909	5,091	3,368
Shareholder servicing fees	8,069	7,963	21,342
Fund accounting fees	12,887	14,116	11,884
Professional fees	14,279	14,076	14,182
Federal and state registration	14,252	14,694	13,892
Directors fees	12,746	12,696	12,346
Custody fees	2,630	3,694	4,815
Reports to shareholders	2,138	3,482	5,613
Distribution fees – Investor Class Shares (Note 8)	859	5,214	286
Interest expense (Note 7)	—	97	—
Miscellaneous expenses	863	1,165	1,649
Total expenses	159,622	210,047	181,767
Expense reimbursement by Advisor	(58,371)	(59,943)	(78,222)
Total expenses	101,251	150,104	103,545
NET INVESTMENT INCOME (LOSS)	37,611	(397)	(42,039)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(29,782)	125,749	(1,663,059)
Change in unrealized appreciation/depreciation
on investments	(2,060,075)	(5,541,863)	(1,941,687)
Net realized and unrealized loss on investments	(2,089,857)	(5,416,114)	(3,604,746)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,052,246)	$(5,416,511)	$(3,646,785)

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$37,611	$69,718
Net realized gain (loss) on investments	(29,782)	1,295,539
Change in unrealized appreciation/depreciation on investments	(2,060,075)	1,311,455
Net increase (decrease) in net assets resulting from operations	(2,052,246)	2,676,712

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,304,233	6,164,640
Shares issued to holders in reinvestment of dividends	—	62,978
Cost of shares redeemed	(1,590,042)	(8,986,143)
Net decrease in net assets resulting
from capital share transactions	(285,809)	(2,758,525)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(63,676)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	—

TOTAL DECREASE IN NET ASSETS	(2,338,055)	(145,489)

NET ASSETS:
Beginning of period	28,384,788	28,530,277
End of period (including undistributed net investment income
of $43,856 and $6,245, respectively)	$26,046,733	$28,384,788

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment loss	$(397)	$(34,555)
Net realized gain on investments	125,749	6,233,273
Change in unrealized appreciation/depreciation on investments	(5,541,863)	1,141,357
Net increase (decrease) in net assets resulting from operations	(5,416,511)	7,340,075

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,465,760	10,258,071
Shares issued to holders in reinvestment of dividends	—	5,849,724
Cost of shares redeemed	(6,679,394)	(13,209,733)
Net increase (decrease) in net assets resulting
from capital share transactions	(5,213,634)	2,898,062

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(5,482,243)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(436,338)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,630,145)	4,319,556

NET ASSETS:
Beginning of period	41,400,391	37,080,835
End of period	$30,770,246	$41,400,391

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird SmallCap Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment loss	$(42,039)	$(150,020)
Net realized gain (loss) on investments	(1,663,059)	4,700,765
Change in unrealized appreciation/depreciation on investments	(1,941,687)	(6,003,303)
Net decrease in net assets resulting from operations	(3,646,785)	(1,452,558)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,189,086	9,958,827
Shares issued to holders in reinvestments of dividends	—	3,777,282
Cost of shares redeemed	(5,314,476)	(53,006,968)
Net decrease in net assets resulting
from capital share transactions	(4,125,390)	(39,270,859)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(4,092,370)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(39,140)

TOTAL DECREASE IN NET ASSETS	(7,772,175)	(44,854,927)

NET ASSETS:
Beginning of period	26,857,247	71,712,174
End of period	$19,085,072	$26,857,247

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$9.33		$8.53	$8.33	$8.13	$7.78	$6.41
Income from investment operations:
Net investment income	0.01		0.02	0.04	0.04 (1)	0.06 (1)	0.02
Net realized and unrealized
gains (losses) on investments	(0.69)		0.80	0.20	0.24	0.35	1.37
Total from investment operations	(0.68)		0.82	0.24	0.28	0.41	1.39
Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)	(0.08)	(0.06)	(0.02)
Net asset value, end of period	$8.65		$9.33	$8.53	$8.33	$8.13	$7.78
Total return	(7.29	%)(2)	9.63%	2.89%	3.39%	5.21%	21.75%
Supplemental data and ratios:
Net assets, end of period	$25,361,312		$27,644,009	$27,442,329	$27,375,626	$64,754,140	$59,743,783
Ratio of expenses to average net assets	0.75	%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.19	%(3)	1.10%	1.12%	0.93%	0.93%	0.95%
Ratio of net investment income
to average net assets	0.29	%(3)	0.25%	0.44%	0.46%	0.72%	0.34%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.15	%)(3)	(0.10%)	0.07%	0.28%	0.54%	0.14%
Portfolio turnover rate(4)	49.6	%(2)	72.2%	63.9%	28.6%	23.2%	24.8%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of period	$9.29		$8.50	$8.29	$8.09	$7.75	$6.40
Income from investment operations:
Net investment income	0.01		0.00 (1)	0.01	0.02 (2)	0.04 (2)	0.01
Net realized and unrealized
gains (losses) on investments	(0.69)		0.79	0.21	0.23	0.35	1.35
Total from investment operations	(0.68)		0.79	0.22	0.25	0.39	1.36
Less distributions:
Dividends from net investment income	—		—	(0.01)	(0.05)	(0.05)	(0.01)
Net asset value, end of period	$8.61		$9.29	$8.50	$8.29	$8.09	$7.75
Total return	(7.32	%)(3)	9.29%	2.64%	3.15%	5.00%	21.20%
Supplemental data and ratios:
Net assets, end of period	$685,421		$740,779	$1,087,948	$2,400,525	$1,900,053	$634,160
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.44	%(4)	1.35%	1.37%	1.18%	1.18%	1.20%
Ratio of net investment income
to average net assets	0.04	%(4)	0.00%	0.19%	0.21%	0.47%	0.09%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.40	%)(4)	(0.35%)	(0.18%)	0.03%	0.29%	(0.11%)
Portfolio turnover rate(5)	49.6	%(3)	72.2%	63.9%	28.6%	23.2%	24.8%

(1)	Amount is less than $0.01.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003
Per Share Data:
Net asset value, beginning of period	$9.62		$9.33		$11.12		$10.91		$9.72		$7.66
Income from investment operations:
Net investment income (loss)	0.00	(1)	(0.01	)(2)	(0.02	)(2)	(0.02	)(2)	(0.04	)(2)	(0.07)
Net realized and unrealized
gains (losses) on investments	(1.27)		1.99		0.46		0.63		1.25		2.13
Total from investment operations	(1.27)		1.98		0.44		0.61		1.21		2.06
Less distributions:
Distributions from net realized gains	—		(1.69)		(2.23)		(0.40)		(0.02)		—
Net asset value, end of period	$8.35		$9.62		$9.33		$11.12		$10.91		$9.72
Total return	(13.20	%)(3)	20.89%		3.93%		5.56%		12.44%		26.89%
Supplemental data and ratios:
Net assets, end of period	$26,776,444		$36,616,547		$32,057,214		$85,670,669		$86,476,869		$28,629,656
Ratio of expenses to average net assets	0.85	%(4)	0.85%		0.85%		0.85%		0.85%		1.20%
Ratio of expenses to average
net assets (before waivers)	1.20	%(4)	1.11%		1.01%		0.98%		1.05%		1.20%
Ratio of net investment income (loss)
to average net assets	0.03	%(4)	(0.06%)		(0.17%)		(0.21%)		(0.43%)		(0.81%)
Ratio of net investment loss
to average net assets (before waivers)	(0.32	%)(4)	(0.32%)		(0.33%)		(0.34%)		(0.63%)		(0.81%)
Portfolio turnover rate(5)	73.7	%(3)	72.3%		78.6%		77.4%		77.9%		81.8%

(1)	Amount is less than $0.01.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003
Per Share Data:
Net asset value, beginning of period	$9.40		$9.17		$10.99		$10.82		$9.65		$7.63
Income from investment operations:
Net investment loss	(0.00	)(1)	(0.04	)(2)	(0.04	)(2)	(0.05	)(2)	(0.07	)(2)	(0.09)
Net realized and unrealized
gains (losses) on investments	(1.25)		1.96		0.45		0.62		1.26		2.11
Total from investment operations	(1.25)		1.92		0.41		0.57		1.19		2.02
Less distributions:
Distributions from net realized gains	—		(1.69)		(2.23)		(0.40)		(0.02)		—
Net asset value, end of period	$8.15		$9.40		$9.17		$10.99		$10.82		$9.65
Total return	(13.30	%)(3)	20.61%		3.73%		5.24%		12.32%		26.47%
Supplemental data and ratios:
Net assets, end of period	$3,993,802		$4,783,844		$5,023,621		$4,506,947		$3,944,857		$959,209
Ratio of expenses to average net assets	1.10	%(4)	1.10%		1.10%		1.10%		1.10%		1.45%
Ratio of expenses to average
net assets (before waivers)	1.45	%(4)	1.36%		1.26%		1.23%		1.30%		1.45%
Ratio of net investment loss
to average net assets	(0.22	%)(4)	(0.31%)		(0.42%)		(0.46%)		(0.68%)		(1.06%)
Ratio of net investment loss
to average net assets (before waivers)	(0.57	%)(4)	(0.57%)		(0.58%)		(0.59%)		(0.88%)		(1.06%)
Portfolio turnover rate(5)	73.7	%(3)	72.3%		78.6%		77.4%		77.9%		81.8%

(1)	Amount is less than ($0.01).
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Institutional Class
	Six Months
	Ended					June 30, 2004(1)
	June 30, 2008		Year Ended December 31,			through
	(Unaudited)		2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.94		$12.03	$11.20	$10.84	$10.00
Income from investment operations:
Net investment loss(2)	(0.02)		(0.05)	(0.05)	(0.06)	(0.03)
Net realized and unrealized
gains (losses) on investments	(1.38)		(0.28)	0.96	0.42	0.87
Total from investment operations	(1.40)		(0.33)	0.91	0.36	0.84
Less distributions:
Distributions from net realized gains	—		(1.76)	(0.08)	—	—
Net asset value, end of period	$8.54		$9.94	$12.03	$11.20	$10.84
Total return	(14.17	%)(3)	(3.18%)	8.13%	3.32%	8.40	%(3)
Supplemental data and ratios:
Net assets, end of period	$18,863,988		$26,599,596	$64,008,514	$45,010,093	$17,331,262
Ratio of expenses to average net assets	0.95	%(4)	0.95%	0.95%	0.95%	0.95	%(4)
Ratio of expenses to average
net assets (before waivers)	1.67	%(4)	1.32%	1.23%	1.31%	1.89	%(4)
Ratio of net investment loss
to average net assets	(0.38	%)(4)	(0.34%)	(0.46%)	(0.57%)	(0.65	%)(4)
Ratio of net investment loss
to average net assets (before waivers)	(1.10	%)(4)	(0.71%)	(0.74%)	(0.93%)	(1.59	%)(4)
Portfolio turnover rate(5)	92.5	%(3)	92.9%	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Investor Class
	Six Months
	Ended					June 30, 2004(1)
	June 30, 2008		Year Ended December 31,			through
	(Unaudited)		2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.87		$11.96	$11.16	$10.83	$10.00
Income from investment operations:
Net investment loss(2)	(0.02)		(0.06)	(0.08)	(0.09)	(0.05)
Net realized and unrealized
gains (losses) on investments	(1.38)		(0.27)	0.96	0.42	0.88
Total from investment operations	(1.40)		(0.33)	0.88	0.33	0.83
Less distributions:
Distributions from net realized gains	—		(1.76)	(0.08)	—	—
Net asset value, end of period	$8.47		$9.87	$11.96	$11.16	$10.83
Total return	(14.27	%)(3)	1.50%	7.89%	3.05%	8.30	%(3)
Supplemental data and ratios:
Net assets, end of period	$221,084		$332,407	$7,703,660	$2,363,567	$68,184
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.20%	1.20%	1.20	%(4)
Ratio of expenses to average
net assets (before waivers)	1.92	%(4)	1.54%	1.48%	1.56%	2.14	%(4)
Ratio of net investment loss
to average net assets	(0.63	%)(4)	(0.53%)	(0.71%)	(0.82%)	(0.90	%)(4)
Ratio of net investment loss
to average net assets (before waivers)	(1.35	%)(4)	(0.87%)	(0.99%)	(1.18%)	(1.84	%)(4)
Portfolio turnover rate(5)	92.5	%(3)	47.8%	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a “Fund” and collectively the “Funds”), three of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2008, one shareholder related to the Advisor held 50% of the Baird LargeCap Fund, 24% of the Baird MidCap Fund, and 52% of the Baird SmallCap Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that approximate market values, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161, but does not believe it will have any impact on the Funds’ financial statement disclosures because the Funds do not maintain any positions in derivative instruments or engage in hedging activities.

b)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Funds as of December 31, 2007 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

taken or expected to be taken on a tax return. Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	145,667	$1,281,958	Shares sold	2,448	$22,275
Shares redeemed	(177,749)	(1,567,135)	Shares redeemed	(2,586)	(22,907)
Net decrease	(32,082)	$(285,177)	Net decrease	(138)	$(632)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,963,382		Beginning of period	79,724
End of period	2,931,300		End of period	79,586

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	688,671	$6,011,411	Shares sold	16,768	$153,229
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	6,609	62,978	reinvestment of dividends	—	—
Shares redeemed	(948,994)	(8,396,303)	Shares redeemed	(65,062)	(589,840)
Net decrease	(253,714)	$(2,321,914)	Net decrease	(48,294)	$(436,611)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,217,096		Beginning of period	128,018
End of period	2,963,382		End of period	79,724

BAIRD MIDCAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	153,464	$1,319,795	Shares sold	17,296	$145,965
Shares redeemed	(751,834)	(6,374,258)	Shares redeemed	(35,984)	(305,136)
Net decrease	(598,370)	$(5,054,463)	Net decrease	(18,688)	$(159,171)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,805,128		Beginning of period	508,873
End of period	3,206,758		End of period	490,185

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	489,977	$4,956,364	Shares sold	541,128	$5,301,707
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	552,386	5,413,386	dividends	45,594	436,338
Shares redeemed	(673,826)	(6,830,431)	Shares redeemed	(625,959)	(6,379,302)
Net increase	368,537	$3,539,319	Net decrease	(39,237)	$(641,257)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,436,591		Beginning of period	548,110
End of period	3,805,128		End of period	508,873

BAIRD SMALLCAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2008			June 30, 2008

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	133,007	$1,189,086	Shares sold	—	$—
Shares redeemed	(599,944)	(5,314,476)	Shares redeemed	—	—
Net decrease	(466,937)	$(4,125,390)	Net activity	—	$—
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,674,982		Beginning of period	26,092
End of period	2,208,045		End of period	26,092

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007

Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount

Shares sold	706,785	$8,361,658	Shares sold	135,581	$1,597,169
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment of
of distributions	362,943	3,738,313	dividends	3,809	38,969
Shares redeemed	(3,714,283)	(44,019,889)	Shares redeemed	(757,636)	(8,987,079)
Net decrease	(2,644,555)	$(31,919,918)	Net decrease	(618,246)	$(7,350,941)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,319,537		Beginning of period	644,338
End of period	2,674,982		End of period	26,092

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Fund
Purchases:	$4,858,491	$12,052,880	$10,020,499
Sales:	$4,101,663	$17,872,953	$13,677,259

At December 31, 2007, accumulated earnings/losses on a tax basis were as follows:

	LargeCap	MidCap	SmallCap
	Fund	Fund	Fund
Cost of Investments	$34,426,448	$48,475,275	$25,998,394
Gross unrealized appreciation	$5,217,270	$10,052,205	$3,491,802
Gross unrealized depreciation	(685,990)	(1,848,669)	(3,008,976)
Net unrealized appreciation	$4,531,280	$8,203,536	$482,826
Undistributed ordinary income	$6,245	$—	$31,259
Undistributed long-term capital gain	—	—	782,360
Total distributable earnings	$6,245	$—	$813,619
Other accumulated losses	$(1,382,881)	$(143,280)	$—
Total accumulated earnings	$3,154,644	$8,060,256	$1,296,445

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2007, the Baird MidCap Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $143,280.

At December 31, 2007, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012 and $215,870 that expire in 2011.  To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended December 31, 2007, the Baird LargeCap Fund utilized $1,318,603 in capital loss carryovers from previous years.

During the six months ended June 30, 2008, the Funds have not made any capital gain distributions or income dividends.

During the year ended December 31, 2007, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$63,676	—
Baird MidCap Fund	970,880	$4,947,701
Baird SmallCap Fund	221,455	3,910,055

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2008 and through April 30, 2009, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Fund	0.95%	1.20%

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended	Fiscal Period Ended December 31,
	June 30,
	2008	2007	2006	2005
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2011	2010	2009	2008
Baird LargeCap Fund	$58,371	$100,379	$98,794	$109,024
Baird MidCap Fund	$59,943	$103,600	$117,213	$129,774
Baird SmallCap Fund	$78,222	$157,169	$168,361	$104,335

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the six months ended June 30, 2008.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2008, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2008 (Unaudited)

6.	SECURITIES LENDING (cont.)

As of June 30, 2008, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$10,509,589	$10,909,648
Baird MidCap Fund	10,828,609	11,312,344
Baird SmallCap Fund	—	—

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2008.  Interest income earned on collateral investments during the six months ended June 30, 2008 for Baird LargeCap Fund and Baird MidCap Fund were $10,816 and $18,722.  The Baird SmallCap Fund did not participate in the securities lending program during the period.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 4.75% for the six months of 2008).  For the six months ended June 30, 2008, the Baird MidCap Fund incurred $97 in interest charges on an average daily loan balance of $3,077.  The Baird LargeCap Fund and Baird SmallCap Fund did not borrow on the LOC during the period.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $859, $5,214 and $286, respectively, in fees pursuant to the Plan during the six months ended June 30, 2008.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable - only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable - only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable - only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time period.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:  /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:     September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:     September 4, 2008

By:  /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:     September 8, 2008